              As filed with the Securities and Exchange Commission
                              on November 17, 2000

                                        REGISTRATION NOS. 33-12608 AND 811-5059

                            ---------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 31                                    /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT                                 /X/
  COMPANY ACT OF 1940

         Amendment No. 32                                                   /X/

                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            OAKS, PENNSYLVANIA 19456
                    (Address of principal executive offices)
                                 (800) 433-6884
              (Registrant's telephone number, including area code)

                    NAME AND ADDRESS OF AGENT FOR SERVICE: /X/
                            Martin E. Lybecker, Esq.
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)
/ /      immediately upon filing pursuant to paragraph (b)
/ /      on [date] pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(i)
/X/      on January 31, 2001 pursuant to paragraph (a)(i)
/ /      75 days after filing pursuant to paragraph (a)(ii)
/ /      on [date] pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for post-effective amendment No.[ ] filed on [date].

PART A

         HighMark Balanced Fund - Fiduciary Shares only,
         HighMark Growth Fund - Fiduciary Shares only,
         HighMark Income Equity Fund - Fiduciary Shares only,
         HighMark International Equity Fund - Fiduciary Shares only, HighMark Small Cap Value Fund - Fiduciary Shares only,
         HighMark Value Momentum Fund - Fiduciary and Class I Shares only, HighMark Bond Fund - Fiduciary Shares only,
         HighMark California Intermediate Tax-Free Bond Fund - Fiduciary Shares only,
         HighMark 100% U.S. Treasury Money Market Fund,
         HighMark California Tax-Free Money Market Fund,
         HighMark Diversified Money Market Fund, and
         HighMark U.S. Government Money Market Fund.

The information required by Items 1 through 9 for the above-referenced Funds of HighMark Funds (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 23, 1999.

         HighMark Core Equity Fund - Fiduciary Shares only

The information required by Items 1 through 9 for the above-referenced Fund of the Registrant is hereby incorporated by reference to the Prospectus for this Fund filed with the Securities and Exchange Commission under Rule 497(c) on May 19, 2000.

         HighMark Balanced Fund - Retail Shares only,
         HighMark Growth Fund - Retail Shares only,
         HighMark Income Equity Fund - Retail Shares only,
         HighMark International Equity Fund - Retail Shares only,
         HighMark Small Cap Value Fund - Retail Shares only,
         HighMark Value Momentum Fund - Retail Shares only,
         HighMark Bond Fund - Retail Shares only,
         HighMark California Intermediate Tax-Free Bond Fund - Retail Shares only,

The information required by Items 1 through 9 for the above-referenced Funds of the Registrant is hereby incorporated by reference to Part A of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 22, 2000.

PART B

         HighMark Balanced Fund,
         HighMark Core Equity Fund,
         HighMark Growth Fund,
         HighMark Income Equity Fund,
         HighMark International Equity Fund,
         HighMark Small Cap Value Fund,
         HighMark Value Momentum Fund, HighMark Bond Fund, HighMark California Intermediate Tax-Free Bond Fund, HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, and
         HighMark U.S. Government Money Market Fund.

         The information required by Items 10 through 22 for the above-referenced Funds of the Registrant is hereby incorporated by reference to Part B of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 22, 2000.

                                 HIGHMARK FUNDS

                              SMALL CAP GROWTH FUND

                                   PROSPECTUS

                                  RETAIL SHARES



                                JANUARY 31, 2001

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of the HighMark Small Cap Growth Fund that you should know before investing. The Fund also offers a class of Shares called Fiduciary Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

FUND PROFILE

Small Cap Growth Fund................................................

SHAREOWNER GUIDE -- HOW TO INVEST IN THE FUND

Choosing a Share Class...............................................
How Sales Charges Are Calculated.....................................
Sales Charge Reductions and Waivers..................................
Fees for Distribution of Shares......................................
Opening an Account...................................................
Buying Shares........................................................
Selling Shares.......................................................
Exchanging Shares....................................................
Transaction Policies.................................................
Dividends and Distributions..........................................
Taxes................................................................
Investor Services....................................................

MORE ABOUT THE FUND

Investment Management................................................
Financial Highlights.................................................
Investment Practices.................................................
Glossary of Investment Risks.........................................

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The HighMark Small Cap Growth Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK SMALL CAP GROWTH FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each HighMark Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

FUND SUMMARY                                           PERFORMANCE INFORMATION

INVESTMENT STRATEGY                                    DID YOU KNOW?

WHAT ARE THE MAIN                                      FUND INFORMATION
RISKS OF INVESTING IN THE FUND?                        FEES AND EXPENSES

SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek long-term capital appreciation

INVESTMENT FOCUS                    U.S. common stocks

PRINCIPAL INVESTMENT STRATEGY       Seeks to invest in small U.S. companies
                                    offering above-average growth potential.

SHARE PRICE VOLATILITY              Moderate to High

INVESTOR PROFILE                    Risk tolerant investors seeking long-term
                                    capital appreciation

INVESTMENT STRATEGY

HighMark Small Cap Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests at least 75% of its total assets in common stocks of U.S. SMALL CAPITALIZATION COMPANIES.

In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In addition to those described above, the Fund may invest in other types of securities. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 25% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page X.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses - the stocks of small U.S. growth companies - may underperform other kinds of investments or the market as a whole.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

SECURITIES LENDING RISK: The possibility that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page X.


PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

FUND INFORMATION

      CLASS       CUSIP         TICKER

      Class A
      Class B
      Class C


DID YOU KNOW?

SMALL CAPITALIZATION COMPANIES are those companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index as measured at the time of purchase.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS B     CLASS C
                                                                                           SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*        5.50%            0%          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                    0%         5.00%       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                          0%            0%          0%

-----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------
                                                                       CLASS A  CLASS B CLASS C
                                                                       SHARES   SHARES  SHARES
Investment Advisory Fees                                               1.15%    1.15%   1.15%
Distribution and/or Service (12b-1) Fees                               0.25%    0.75%   1.00%
Other Expenses+                                                        0.52%    0.52%   0.27%

   TOTAL ANNUAL FUND OPERATING EXPENSES                                1.92%    2.42%   2.42%
Fee Waivers                                                            0.15%       0%      0%
   TOTAL ANNUAL FUND OPERATING EXPENSES++                              1.77%    2.42%   2.42%

*This sales charge varies depending upon how much you invest.
See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+Other expenses are based on estimated amounts for the current fiscal year.

++The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Class A Shares from exceeding 1.77% for the period beginning February 1, 2001 and ending on November 29, 2001. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.75%
         Class B Shares:   2.40%
         Class C Shares:   2.40%


EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                           1 YEAR                      3 YEARS

                    CLASS A SHARES          $720                       $1,106
                    CLASS B SHARES
                    If you do not sell
                    your shares:            $245                         $755
                    If you sell your
                    shares at the
                    end of the period:      $745                       $1,055
                    CLASS C SHARES
                    If you do not sell
                    your shares:            $245                         $755
                    If you sell your
                    shares at the
                    end of the period:      $345                         $755

SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider if the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

The Small Cap Growth Fund offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund Shares--Classes A, B and C--are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between the Fund's Class A, Class B and Class C Shares:

CLASS A

-    Front-end sales charges, as described below.

-    Distribution and service (12b-1) fees of 0.25%.

- Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:


     - Orders for Class B Shares for $250,000 or more normally should be placed as orders for Class A Shares.

     - Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

     - Orders for Class B Shares or Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

CLASS B

-    No front-end sales charge.

-    Distribution and service (12b-1) fees of 0.75%.

-    A deferred sales charge, as described below.

- Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

CLASS C

-    No front-end sales charge.

-    Distribution and service (12b-1) fees of 1.00%.

-    A deferred sales charge, as described below.

- No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

FOR THE ESTIMATED EXPENSES OF EACH SHARE CLASS FOR THE CURRENT FISCAL YEAR, SEE THE FUND PROFILE EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B AND CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE ON THEIR INITIAL INVESTMENT.

FOR INSTITUTIONAL INVESTORS ONLY: THE FUND ALSO OFFERS FIDUCIARY CLASS SHARES WHICH HAS ITS OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR CLASS A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF CLASS A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN CLASS B OR CLASS C SHARES.

HOW SALES CHARGES ARE CALCULATED

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund Shares--Classes A, B and C--are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A, Class B and Class C Shares:

CLASS A SHARES: FRONT-END SALES CHARGE

EQUITY FUNDS

                              AS A              AS A
                          PERCENTAGE OF     PERCENTAGE OF
YOUR INVESTMENT          OFFERING PRICE    YOUR INVESTMENT
---------------          --------------    ---------------
0 - $49,999                    5.50%             5.82%
$50,000 - $99,999              4.50%             4.71%
$100,000 - $249,999            3.75%             3.90%
$250,000 - $499,999            2.50%             2.56%
$500,000 - $999,999            2.00%             2.04%
$1,000,000 and Over            0.00%*            0.00%


*If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%.

CLASS B AND CLASS C SHARES: CONTINGENT DEFERRED SALES CHARGE

Class B Shares and Class C Shares are available at their net asset value per share, without any initial sales charge. If you sell Class B Shares within six years of buying them or Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the tables below show, the CDSC declines over time and is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

THE CDSC ARE AS FOLLOWS:

CLASS B SHARES


IF SOLD WITHIN       CDSC ON SHARES BEING SOLD
--------------       -------------------------
1st year             5.00%
2nd year             4.00%
3rd or 4th year      3.00%
5th year             2.00%
6th year             1.00%
7th and 8th year     0%

CLASS C SHARES


IF SOLD WITHIN       CDSC ON SHARES BEING SOLD
--------------       -------------------------
1st year             1.00%
After 1st year          0%

Class B Shares will automatically convert to Class A Shares after eight years. Class C Shares do not convert to Class A Shares.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

CLASS C SHARES

Even though there is no front-end sales charge, the Distributor pays a commission equal to 1% of your purchase to your broker or financial institution. The Distributor receives any CDSC imposed when you sell your Class C Shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

- RIGHT OF ACCUMULATION PRIVILEGE: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation.

- COMBINATION PRIVILEGE: You may combine your investment in Class A Shares of several HighMark Funds sold subject to a comparable sales charge to qualify for the reduced sales charge.

- LETTER OF INTENT: If you plan to invest in Class A Shares of one HighMark Fund and, within a 13-month period, make an additional investment in Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make your additional investment in another HighMark Fund.

REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR TO FIND OUT HOW TO QUALIFY, OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).


FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

(1) Through reinvestment of dividend and capital gain distributions.

(2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf.

(3) By state and local governments.

(4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

(6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

(7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

(8) By individuals investing proceeds they received from selling Shares of another mutual fund (other than HighMark Funds) on which they paid a sales charge. If you believe you qualify for this exemption, you must notify us at the time you purchase Class A Shares and provide us with evidence such as a confirmation of your share redemption.

(9) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

(10) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(11) By sponsors of a unit investment trust (UIT) who are buying Class A Shares of HighMark Growth Fund for deposit into the UIT. This exception may also apply to you if you hold a UIT and invest distributions you receive from it in Class A Shares of the HighMark Growth Fund.

(12) By current or retired trustees of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies and of Sub-Advisers to the HighMark Funds.

(13) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

(14) By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

IF YOU THINK YOU MAY ELIGIBLE FOR A SALES CHARGE WAIVER, CONTACT THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS). FOR CATEGORIES 2 THROUGH 12 AND 14 ABOVE, YOU MUST NOTIFY THE DISTRIBUTOR AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

CDSC WAIVERS: You may qualify for a CDSC waiver if:

-    you are selling Shares as part of a systematic withdrawal plan.

-    you are taking certain distributions from a retirement plan.

-    the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:


                                   PERCENTAGE OF AVERAGE
SHARE CLASS                          DAILY NET ASSETS
-----------                          ----------------
Class A                                    0.25%
Class B                                    0.75%
Class C                                    1.00%

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could, over time, end up paying more in expenses than if they had paid a sales charge on their initial investment.

OPENING AN ACCOUNT

1.  Read this prospectus carefully.

2. Determine how much money you want to invest.

The minimum investments for the HighMark Funds are as follows:

-      INITIAL PURCHASE:                $1,000

                                        $250 for current and retired
                                        trustees of HighMark Funds and
                                            directors, officers and employees
                                            (as well as their spouses and
                                            children under the age of 21) of
                                            Union Bank of California, N.A., SEI
                                            Investments Distribution Co. and
                                            their affiliates.

-      ADDITIONAL PURCHASES:            $100

We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

BY CHECK

OPENING AN ACCOUNT

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Deliver the check and your completed application to your financial representative, or mail them to our transfer agent (see address below).

ADDING TO AN ACCOUNT

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

- Deliver the check and your note to your financial representative, or mail them to our transfer agent (address below).


All purchases made by check should be in U.S. dollars.

Third party checks, credit card checks or cash will not be accepted.

BY EXCHANGE

OPENING AN ACCOUNT

- Call your financial representative or the Distributor at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT

- Call your financial representative or the Distributor at 1-800-433-6884 to request an exchange.

BY WIRE

OPENING AN ACCOUNT

- Deliver your completed application to your financial representative, or mail it to the transfer agent (address below).

- Obtain your Fund account number by calling your financial representative or our transfer agent.

-    Instruct your bank to wire the amount of your investment to:

                State Street Bank and Trust Company
                225 Franklin Street
                Boston, MA  02101
                ABA# 011000028
                DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

-    Call our transfer agent before wiring any funds.

-    Instruct your bank to wire the amount of your investment to:

                State Street Bank and Trust Company
                225 Franklin Street
                Boston, MA  02101
                ABA# 011000028
                DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

THROUGH FINANCIAL INSTITUTIONS

OPENING AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:

         HighMark Funds
         P.O. Box 8416
         Boston, MA  02266-8416
         Phone Number:  1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Invest Plan, see "Investor Services."

SELLING SHARES

BY LETTER

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

- Include all signatures and any guarantees that may be required (see next page).

-    Mail the materials to our transfer agent.

- We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

BY PHONE

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- To place your order, contact your financial representative or the Distributor at 1-800-433-6884 between 8:30 A.M. and 8:00 P.M. Eastern Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

DESIGNED FOR

-    Requests by letter to sell at least $500 (accounts of any type).

-    Requests by phone to sell at least $500 (accounts of any type).

TO SELL SOME OR ALL OF YOUR SHARES

- We will wire amounts of $500 or more on the next business day after we receive your request.

- If you have an account with the Fund's transfer agent (a "Fund Direct Account"), a $15 fee will be deducted from your account.

- Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

BY EXCHANGE

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Obtain a current prospectus for the Fund into which you are exchanging by calling the Distributor or your financial representative.

- Call the Distributor or your financial representative to request an exchange.

THROUGH FINANCIAL INSTITUTIONS

DESIGNED FOR

-    Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

- Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:

HighMark Funds
P.O. Box 8416
Boston, MA  02266-8416
Phone Number:  1-800-433-6884

Or contact your financial representative for instructions and assistance.
To add to an account using the Automatic Invest Plan, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-    you are selling more than $5,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

-    Are qualified to invest in the new Fund.

-    Satisfy the initial and additional investment minimums for the new Fund.

-    Invest in the same share class in the new Fund as you did in the previous
     Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge.

CLASS A SHARES. If you want to exchange Class A Shares of one HighMark Fund for those of another Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund, you may, within a 12-month period, exchange your Class A Money Market Fund Shares for those of another HighMark Fund without paying any additional sales charge. To receive a reduced sales charge when exchanging into a Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS B SHARES. To calculate the Class B Shares' eight-year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the "old" Fund with the period you held Class B Shares of the "new" Fund.

TRANSACTION POLICIES

VALUATION OF SHARES.  The Fund's net asset value is calculated according to the following formula:

                 (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

                 DIVIDED BY Total number of the Fund's Shares outstanding

                 = Fund's net asset value

We determine the net asset value (NAV) of the Fund as of 1:00 p.m. Pacific time (4:00 p.m. Eastern time) every business day, based on the current market price of the Fund's securities. If that is not available, we value securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. Although we use the same method to determine the NAV of Class A, Class B and Class C Shares, the NAV of the Fund's Class B and Class C Shares may be lower than that of its Class A Shares because Class B and Class C Shares have higher distribution expenses. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, you pay the net asset value next determined after we receive your order, plus any applicable sales charges. When you sell Shares, you receive the net asset value next determined after we receive your order, minus any applicable deferred sales charges.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received payment.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. The Fund declares and pays income dividends monthly. The Fund distributes any net capital gains it has realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416


Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class B and Class C Shares, because Class B Shares and Class C Shares have higher distribution fees.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD 31% OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: You may have to pay federal and state taxes on any distributions of net long-term capital gains you receive from the Fund at the long-term capital gains rate, regardless of how long you've owned Shares in the Fund. (Although some states like California, do not have a special rate for capital gains.)

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES

If you sell or exchange Fund Shares, you may have to report any capital gain you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax adviser.

The portfolio managers of the Fund do not actively consider tax consequences when making investment decisions. From time to time, the Fund may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN* (AIP): AIP allows you to make regular investments in the Fund through automatic deductions from your checking account. The monthly minimum per Fund is $100.** AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*Any Shareholders who have established an Automatic Investment Plan on or before November 30, 1999, and have elected automatic deductions from their checking or savings accounts, may be eligible for a reduced sales charge. For further information about the reduced sales charge, see the Statement of Additional Information.

**There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-    Have at least $5,000 in your HighMark Fund(s) account.

-    Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund normally pays, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your Fund may also contribute to the depletion of your principal.

CLASS A SHAREHOLDERS SHOULD NOTE THE FOLLOWING: If you are currently making additional purchases of HighMark Shares that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

CLASS B SHAREHOLDERS SHOULD ALSO NOTE THE FOLLOWING: If you expect to withdraw more than 10% of your account's current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our transfer agent (a signature guarantee may be required).

MORE ABOUT HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 2000, UnionBanCal Corporation and its subsidiaries had approximately $33.7 billion in consolidated assets. As of the same date, HighMark Capital Management, had over $19 billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

SUB-ADVISER

Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as the sub-adviser to the Small Cap Growth Fund. Under an investment sub-advisory agreement between Nicholas-Applegate and HighMark Capital Management, Nicholas-Applegate makes day-to-day investment decisions regarding the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

Founded in 1984, Nicholas-Applegate currently manages over $40 billion of discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

On January 31, 2001, Nicholas-Applegate became an indirect wholly owned subsidiary of Allianz of America. Allianz of America is a holding company that owns several insurance and financial service companies and is a wholly owned subsidiary of Allianz AG. Allianz AG is a publicly traded German company which, together with its subsidiaries, is one of the world's leading financial services companies. As of January 31, 2001, Allianz AG and its subsidiaries have approximately $690 billion in assets under management.

PORTFOLIO MANAGERS

All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

Financial information for the Fiduciary Shares of the Small Cap Growth Fund is not presented because Shares of the Small Cap Growth Fund were not offered prior to the date of this Prospectus.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Fund may invest.


INSTRUMENT                                                         RISK TYPE
----------                                                         ---------
AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs                            Market
are foreign Shares of a company held by a U.S.                        Political
bank that issues a receipt evidencing ownership.                      Foreign
ADRs pay dividends in U.S. dollars.                                   Investment

BANKERS' ACCEPTANCES: Bills of exchange or time drafts                Credit
drawn on and accepted by a commercial bank.  They generally have      Liquidity
maturities of six months or less.                                     Market

CALL AND PUT OPTIONS: A call option gives the buyer the               Management
right to buy, and obligates the seller of the option to  sell,        Liquidity
a security at a specified price. A put option gives the buyer the     Credit
right to sell, and obligates the seller of the option to buy, a       Market
security at a specified price. The Funds will sell only covered       Leverage
call and secured put options.

CERTIFICATES OF DEPOSIT: Negotiable instruments                       Market
with a stated maturity.                                               Credit
                                                                      Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term                    Credit
promissory notes issued by corporations and other entities.           Liquidity
Their maturities generally vary from a few days to nine months.       Market

COMMON STOCK: Shares of ownership of a company.                       Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that                 Market
convert to common stock.                                              Credit

DEMAND FEATURES: Securities that are subject to puts and              Market
standby commitments to purchase the securities at a fixed             Liquidity
price (usually with accrued interest) within a fixed period           Management
of time following demand by a Fund.

DERIVATIVES:  Instruments whose value is derived from                 Management
an underlying contract, index or security, or any                     Market
combination thereof, including futures, options                       Credit
(e.g., put and calls), options on futures, swap                       Liquidity
agreements, and some mortgage-backed securities.                      Leverage
                                                                      Hedging

FUTURES AND RELATED OPTIONS: A contract providing for the             Management
future sale and purchase of a specific amount of a                    Market
specific security, class of securities, or index at a                 Credit
specified time in the future and at a specified price.                Liquidity


The aggregate value of options on securities (long puts                Leverage
and calls) will not exceed 10% of a HighMark Equity Fund's net assets at the time it purchases the options.  Each Equity
Fund will limit obligations under futures, options on
futures, and options on securities to no more than 25%
of the Fund's assets.  The HighMark Fixed Income Funds may
invest in futures and options on futures for the purpose
of achieving their objectives and for adjusting their
portfolio's duration.  Each of these Funds will limit their
obligations under futures contracts and related options
to no more than 10% of its assets.

ILLIQUID SECURITIES: Securities that ordinarily cannot be              Liquidity
sold within seven business days at the value the Fund                  Market
has estimated for them.  Each Fund may invest up to
15% of its net assets in illiquid securities.

INDEX-BASED SECURITIES: Index-based securities such as                 Market
Standard & Poor's Depository Receipts ("SPDRs")
and NASDAQ-100 Index Tracking Stock ("NASDAQ
100s"), represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track
the price performance and dividend yield of an index, such
as the S&P 500 Index or the NASDAQ-100 Index.  Index-
based securities entitle a holder to receive proportionate
quarterly cash distributions corresponding to the dividends
that accrue to the index stocks in the underlying
portfolio, less trust expenses.

INVESTMENT COMPANY SECURITIES: Shares of registered                    Market
investment companies.  These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company.  A Fund
may not, however, own more than 3% of the securities of
any one registered investment company or invest more than
10% of its assets in the Shares of other registered investment companies.  As a shareholder of an investment company, a
Fund will indirectly bear investment management fees of
that investment company, which are in addition to the
management fees the fund pays its own adviser.

MONEY MARKET INSTRUMENTS:  Investment-grade, U.S.                      Market
dollar-denominated debt securities with remaining                      Credit
maturities of one year or less.  These may include
short-term U.S. government obligations, commercial
paper and other short-term corporate obligations,
repurchase agreements collateralized with U.S.
government securities, certificates of deposit,
bankers' acceptances, and other financial institution
obligations.  These securities may carry fixed or
variable interest rates.


PREFERRED STOCKS: Equity securities that generally pay dividends       Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS: The purchase of a security                      Market
and the simultaneous commitment to return the                          Leverage
security to the seller at an agreed upon price on an agreed
upon date.  This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security                  Market
and the simultaneous commitment to buy the security back               Leverage
at an agreed upon price on an agreed upon date.  This is
treated as a borrowing by a Fund.

RESTRICTED SECURITIES: Securities not registered under the             Liquidity
Securities Act of 1933, such as privately placed commercial            Market
paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 30% of the                    Market
Fund's total assets.  In return the Fund will receive                  Leverage
cash, other securities and/or letters of credit.                       Liquidity
                                                                       Credit

SMALL CAPITALIZATION COMPANIES:  Those companies with                  Market
market capitalization within the range of those in the
[MIDDLE 90% OF THE RUSSELL 2000 GROWTH INDEX].

TIME DEPOSITS: Non-negotiable receipts issued by a                     Liquidity
bank in exchange for a deposit of money.                               Credit
                                                                       Market

TREASURY RECEIPTS: Treasury receipts, Treasury investment              Market
growth receipts, and certificates of accrual of Treasury
securities.

UNIT INVESTMENT TRUSTS:  A type of investment vehicle,                 Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases
a fixed portfolio of income-producing securities, such
as corporate, municipal, or government bonds,
mortgage-backed securities, or preferred stock.  Unit
holders receive an undivided interest in both the principal
and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities
remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                   Market
by agencies and instrumentalities of the U.S. government.              Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                        Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.


WARRANTS: Securities that give the holder the right to buy a           Market
proportionate amount of common stock at a specified price.             Credit
Warrants are typically issued with preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                        Market
A purchase of, or contract to purchase, securities at a fixed          Leverage
price for delivery at a future date. The portfolio managers            Liquidity
of each Fund expect that commitments to enter into forward             Credit
commitments or purchase when-issued securities will not exceed
25% of the Fund's total assets.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in the Fund?" in the Fund profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of the Fund.

MANAGEMENT RISK. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. Because the Fund concentrates on small companies, its performance may be more volatile than that of a Fund that invests primarily in larger companies.

HIGHMARK FUNDS
445 South Figueroa Street, Suite 306
Los Angeles, CA 90071
www.highmarkfunds.com

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA 94104

SUB-ADVISER
Nicholas-Applegate Capital Management
600 West Broadway, Suite 2900
San Diego, CA  92101

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Mutual Funds Services
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray
1301 K Street, N.W., Suite 800 East
Washington, DC 20005

AUDITORS
Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA 94105-2230

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL:  write to us at SEI Investments Distribution Co.,
1 Freedom Valley Drive, Oaks, PA 19456

BY INTERNET:  www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the HighMark Funds, from the EDGAR database on the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call
1-800-942-8090).

You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                 HIGHMARK FUNDS

                              SMALL CAP GROWTH FUND

                                   PROSPECTUS

                                FIDUCIARY SHARES


                                JANUARY 31, 2001


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of the HighMark Small Cap Growth Fund that you should know before investing. The Fund also offers Class A, Class B and Class C Shares in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

FUND PROFILE

Small Cap Growth Fund......................................................

SHAREOWNER  GUIDE - HOW TO INVEST IN THE FUND

Choosing a Share Class...............................................
Opening an Account...................................................
Buying Shares........................................................
Selling Shares.......................................................
Exchanging Shares....................................................
Transaction Policies.................................................
Dividends and Distributions..........................................
Taxes................................................................
Investor Services....................................................

MORE ABOUT THE FUND
Investment Management................................................
Financial Highlights.................................................
Investment Practices.................................................
Glossary of Investment Risks.........................................



FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The HighMark Small Cap Growth Fund is a mutual fund. A mutual fund pools Shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK SMALL CAP GROWTH FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each HighMark Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio managers invest the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause the Fund to underperform other funds with similar objectives.

FUND SUMMARY                                         PERFORMANCE INFORMATION

INVESTMENT STRATEGY                                  DID YOU KNOW?

WHAT ARE THE MAIN                                    FUND INFORMATION
RISKS OF INVESTING IN THE FUND?
                                                     FEES AND EXPENSES

SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                     To seek long-term capital appreciation

INVESTMENT FOCUS                    U.S. common stocks

PRINCIPAL INVESTMENT STRATEGY       Seeks to invest in small U.S. companies
                                    offering above-average growth potential.

SHARE PRICE VOLATILITY              Moderate to High

INVESTOR PROFILE                    Risk tolerant investors seeking long-term
                                    capital appreciation

INVESTMENT STRATEGY

HighMark Small Cap Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests at least 75% of its total assets in the stocks of U.S. SMALL CAPITALIZATION COMPANIES.

In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In addition to those described above, the Fund may invest in other types of securities. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 25% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page X.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses - the stocks of small U.S. growth companies- may underperform other kinds of investments or the market as a whole.

SMALL COMPANY RISK. Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

SECURITIES LENDING RISK. The possibility that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page X.

FUND INFORMATION

CLASS             CUSIP             TICKER

Fiduciary

PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you bought or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                                        FIDUCIARY
                                                                                        SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)     0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)               0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                     0%

ANNUAL FUND OPERATING EXPENSES
                                                                                        FIDUCIARY
                                                                                        SHARES

Investment Advisory Fees                                                                1.15%
Distribution and/or Service (12b-1) Fees                                                0.00%
Other Expenses**                                                                        0.52%
                                                                                        -----
     TOTAL ANNUAL FUND OPERATING EXPENSES                                               1.67%
Fee Waiver                                                                              0.15%
     TOTAL ANNUAL FUND OPERATING EXPENSES+                                              1.52%

*Does not include any wire transfer fees, if applicable.
**Other expenses are based on estimated amounts for the current fiscal year.

+The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Fiduciary Shares from exceeding 1.52% for the period beginning February 1, 2001 and ending on November 29, 2001. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:   1.50%


EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                             1 YEAR     3 YEARS

FIDUCIARY SHARES             $155       $512

DID YOU KNOW?

SMALL CAPITALIZATION COMPANIES are those companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index as measured at the time of purchase.

SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider if the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

The Small Cap Growth Fund currently offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Fund's Fiduciary Shares.

FIDUCIARY SHARES

-        No sales charge.
-        No Distribution (12b-1) fees.
-        Available only to the following investors and accounts:

     - Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

     - Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

     - Investors who currently own Shares of a HighMark Equity or Fixed Income Fund that they purchased prior to June 20, 1994 within an account registered in their name with the Funds;

     - Current and retired trustees of the HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

     - Registered investment advisers who are regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

     -    Retirement and other benefit plans sponsored by governmental entities;
          and

     - Financial Institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $1,000,000 per Fund.

FOR THE ESTIMATED EXPENSES OF THE FIDUCIARY SHARES FOR THE CURRENT FISCAL YEAR, SEE THE FUND PROFILE EARLIER IN THIS PROSPECTUS. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

OPENING AN ACCOUNT

1.  Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

-         INITIAL PURCHASE:         $1,000

                                    $250 for current and retired trustees of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.

-         ADDITIONAL PURCHASES:      $100

We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF WE DETERMINE THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

THROUGH FINANCIAL INSTITUTIONS

Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

SELLING SHARES

THROUGH FINANCIAL INSTITUTIONS

- Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

- Call us or contact your financial representative to request an exchange.

TRANSFER AGENT ADDRESS:

         HighMark Funds
         P.O. Box 8416
         Boston, MA 02266-8416
         Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-    you are selling more than $5,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Fund reserves the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell some of your Shares soon after. Before the Fund will exercise its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Fiduciary Shares of the Fund for Fiduciary Shares of another HighMark Fund (the "new Fund"), provided that you:

-        Are qualified to invest in the new Fund.

- Satisfy the initial and additional investment minimums for the new Fund.

- Invest in the same Share class in the new Fund as you did in the previous Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A, Class B or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge.

TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value is calculated according to the following formula:

         (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

         DIVIDED BY Total number of the Fund's Shares outstanding

         = Fund's net asset value

We determine the net asset value (NAV) of the Fund as of 1:00 p.m. Pacific time (4:00 p.m. Eastern time) every business day, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that the Fund's Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Fund's investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, the number of Shares you receive is based on the net asset value next determined after we receive your order. When you sell Shares, the amount of your proceeds are based on the net asset value next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received your order and/or payment.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. The Fund declares and pays income dividends monthly. The Fund distributes any net capital gains it has realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

         HighMark Funds
         P.O. Box 8416
         Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST BY LAW, WITHHOLD 31% OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.

TAXES ON FUND DISTRIBUTIONS

FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

TAXATION OF LONG-TERM CAPITAL GAINS: You may have to pay federal and state taxes on any distributions of net long-term capital gains you receive from the Fund at the long-term capital gains rate, regardless of how long you've owned Shares in the Fund. (Although some states like California, do not have a special rate for capital gains.)

"BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

TAX CONSEQUENCES OF SELLING OR EXCHANGING SHARES

If you sell or exchange Fund Shares, you may have to report any capital gain you realize as income and any capital loss as a deduction on your federal income tax return. For more specific information about your own tax situation, consult your tax adviser.

The portfolio managers of the Fund do not actively consider tax consequences when making investment decisions. From time to time, the Fund may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the Fund through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-        Have at least $5,000 in your HighMark Fund(s) account.

-        Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a signature guarantee).

MORE ABOUT HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 2000; UnionBanCal Corporation and its subsidiaries had approximately $33.7 billion in consolidated assets. As of the same date, HighMark Capital Management had over $19 billion in assets under management. HighMark Capital Management
(and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

SUB-ADVISER

Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as the sub-adviser to the Small Cap Growth Fund. Under an investment sub-advisory agreement between Nicholas-Applegate and HighMark Capital Management, Nicholas-Applegate makes day-to-day investment decisions regarding the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

Founded in 1984, Nicholas-Applegate currently manages over $40 billion of discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

On January 31, 2001, Nicholas-Applegate became an indirect wholly owned subsidiary of Allianz of America. Allianz of America is a holding company that owns several insurance and financial service companies and is a wholly owned subsidiary of Allianz AG. Allianz AG is a publicly traded German company which, together with its subsidiaries, is one of the world's leading financial services companies. As of January 31, 2001, Allianz AG and its subsidiaries have approximately $690 billion in assets under management.

PORTFOLIO MANAGER

All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

Financial information for the Fiduciary Shares of the Small Cap Growth Fund is not presented because Shares of the Small Cap Growth Fund were not offered prior to the date of this Prospectus.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Fund may invest.

                     INSTRUMENT                        RISK TYPE
AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs             Market
are foreign Shares of a company held by a U.S.         Political
bank that issues a receipt evidencing ownership.       Foreign Investment
ADRs pay dividends in U.S. dollars.

BANKERS' ACCEPTANCES: Bills of exchange or time        Credit
drafts drawn on and accepted by a commercial           Liquidity
bank.  They generally have maturities of six           Market
months or less.

CALL AND PUT OPTIONS: A call option gives the          Management
buyer the right to buy, and obligates the seller of    Liquidity
the option to sell, a security at a specified price.   Credit
A put option gives the buyer the right to sell, and    Market
obligates the seller of the option to buy, a           Leverage
security at a specified price.  The Funds will sell
only covered call and secured put options.

CERTIFICATES OF DEPOSIT: Negotiable instruments        Market
with a stated maturity.                                Credit
                                                       Liquidity

COMMERCIAL PAPER: Secured and unsecured                Credit
short-term promissory notes issued by                  Liquidity
corporations and other entities.  Their maturities     Market
generally vary from a few days to nine months.
COMMON STOCK: Shares of ownership of a                 Market
company.

CONVERTIBLE SECURITIES: Bonds or preferred stock       Market
that convert to common stock.                          Credit

DEMAND FEATURES:  Securities that are subject to       Market
puts and standby commitments to purchase the           Liquidity
securities at a fixed price (usually with accrued      Management
interest) within a fixed period of time following
demand by a fund.

DERIVATIVES:  Instruments whose value is derived       Management
from an underlying contract, index or security, or     Market
any combination thereof, including                     Credit

futures, options (e.g., puts and calls), options       Liquidity
on futures, swap agreements and some mortgage-         Leverage
backed securities.                                     Hedging

FUTURES AND RELATED OPTIONS: A contract                Management
providing for the future sale and purchase of a        Market
specific amount of a specific security, class of       Credit
securities or index at a specified time in the         Liquidity
future and at a specified price.  The aggregate        Leverage
value of options on securities (long puts and calls)
will not exceed 10% of a HighMark Equity Fund's net
assets at the time it purchases the options. Each
Equity Fund will limit its obligations under
futures, options on futures, and options on
securities to no more than 25% of its assets. The
HighMark Fixed Income Funds may invest in futures
and options on futures for the purpose of achieving
their objectives and for adjusting their portfolio's
duration. Each of these Funds will limit its
obligations under futures contracts and related
options to no more than 10% of its assets.

ILLIQUID SECURITIES: Securities that ordinarily        Liquidity
cannot be sold within seven business days at the       Market
value the Fund has estimated for them.  Each
Fund may invest up to 15% of its net assets in
illiquid securities.

INDEX-BASED SECURITIES:  Index-based securities,       Market
such as Standard & Poor's Depository Receipts
("SPDRs" and NASDAQ-100 Index Tracking
Stock ("NASDAQ 100s"), represent ownership in
a long-term unit investment trust that holds a
portfolio of common stocks designed to track the
price performance and dividend yield of an index,
such as the S&P 500 Index or the NASDAQ-100
Index.  Index-based securities entitle a holder to
receive proportionate quarterly cash distributions
corresponding to the dividends that accrue to the
index stocks in the underlying portfolio, less trust
expenses.

INVESTMENT COMPANY SECURITIES: Shares of               Market
registered investment companies.  These may
include HighMark Money Market Funds and
other registered investment companies for which
HighMark, its sub-advisers, or any of their
affiliates, serves as investment adviser,
administrator or distributor.  Each of the Funds
may invest up to 5% of its assets in the Shares of
any one registered investment company.  A Fund
may not, however, own more than 3% of the
securities of any one registered investment
company or invest more than 10% of its assets

in the Shares of other registered investment companies. As a Shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.

MONEY MARKET INSTRUMENTS: Investment grade, U.S.       Market
dollar-denominated debt securities with remaining      Credit
maturities of one year or less. These may include
short-term U.S. government obligations, commercial
paper and other short-term corporate obligations,
repurchase agreements collateralized with U.S.
government securities, certificates of deposit,
bankers' acceptances, and other financial
institution obligations. These securities may
carry fixed or variable interest rates.


PREFERRED STOCKS:  Equity securities that              Market
generally pay dividends at a specified rate and
take precedence over common stock in the
payment of dividends or in the event of
liquidation.  Preferred stock generally does not
carry voting rights.

REPURCHASE AGREEMENTS: The purchase of a               Market
security and the simultaneous commitment to            Leverage
return the security to the seller at an agreed upon
price on an agreed upon date.  This is treated as
a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a           Market
security and the simultaneous commitment to buy        Leverage
the security back at an agreed upon price on an
agreed upon date.  This is treated as a borrowing
by a Fund.

RESTRICTED SECURITIES:  Securities not registered      Liquidity
under the Securities Act of 1933, such as privately    Market
placed commercial paper and Rule 144A
securities.

SECURITIES LENDING:  The lending of up to 30% of       Market
a Fund's total assets.  In return the Fund will        Leverage
receive cash, other securities and/or letters of       Liquidity
credit.                                                Credit

SMALL CAPITALIZATION COMPANIES:  Those                 Market
companies with market capitalization within the        Small - Company Stock
range of those in the MIDDLE 90% OF THE RUSSELL
2000 GROWTH INDEX.

TIME DEPOSITS:  Non-negotiable receipts issued         Liquidity
by a bank in exchange for a deposit of money.          Credit
TREASURY RECEIPTS:  Treasury receipts, Treasury        Market
investment growth receipts and certificates of
accrual of Treasury securities.

UNIT INVESTMENT TRUSTS: A type of investment           Market
vehicle, registered with the Securities and Exchange
Commission under the Investment Company Act of 1940,
that purchases a fixed portfolio of income-producing
securities, such as corporate, municipal, or
government bonds, mortgage-backed securities, or
preferred stock. Unit holders receive an undivided
interest in both the principal and the income
portion of the portfolio in proportion to the amount
of capital they invest. The portfolio of securities
remains fixed until all the securities mature and
unit holders have recovered their principal.

U.S. GOVERNMENT AGENCY SECURITIES: Securities          Market
issued by agencies and instrumentalities of the        Credit
U.S. government.  These include Ginnie Mae,
Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds,       Market
separately traded registered interest and principal
securities, and coupons under bank entry
safekeeping.

WARRANTS:  Securities that give the holder the         Market
right to buy a proportionate amount of common          Credit
stock at a specified price.  Warrants are typically
issued with preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD                     Market
COMMITMENTS:  A purchase of, or contract to            Leverage
purchase, securities at a fixed price for delivery at  Liquidity
a future date.  The portfolio managers of each         Credit
Fund expect that commitments to enter into
forward commitments or purchase when-issued
securities will not exceed 25% of the Fund's total
assets.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in the Fund?" in the Fund profile. Because of these risks, the value of the Fund's holdings may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of the Fund.

MANAGEMENT RISK. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. Because the Fund concentrates on small companies, its performance may be more volatile than that of a Fund that invests primarily in larger companies.

HIGHMARK FUNDS
445 South Figueroa Street, Suite 306
Los Angeles, CA 90071
www.highmarkfunds.com

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA 94104

SUB-ADVISER

Nicholas-Applegate Capital Management
600 West Broadway, Suite 2900
San Diego, CA  92101

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Mutual Funds Services
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray
1301 K Street, N.W.,
Suite 800 East
Washington, DC 20005

AUDITORS
Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA 94105-2230

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at SEI Investments Distribution Co.,
1 Freedom Valley Drive, Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the HighMark Funds, from the EDGAR database on the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                 HIGHMARK FUNDS

                              SMALL CAP GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 31, 2001

        This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the HighMark Small Cap Growth Fund, which is dated February 1, 2001, (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into these Prospectuses. Copies of the Prospectuses may be obtained by writing the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800-433-6884. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

                                     TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
HIGHMARK FUNDS.....................................................................1

INVESTMENT OBJECTIVES AND POLICIES.................................................2

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS....................................2
     Equity Securities.............................................................2
     Convertible Securities........................................................2
     Bank Instruments..............................................................3
     Commercial Paper and Variable Amount Master Demand Notes......................3
     Lending of Portfolio Securities...............................................4
     Repurchase Agreements.........................................................4
     Reverse Repurchase Agreements.................................................5
     U.S. Government Obligations...................................................5
     Adjustable Rate Notes.........................................................6
     Shares of Mutual Funds........................................................6
     When-Issued Securities and Forward Commitments................................7
     Zero-coupon Securities........................................................7
     Options (Puts and Calls) on Securities........................................8
     Covered Call Writing..........................................................8
     Purchasing Call Options.......................................................9
     Purchasing Put Options........................................................9
     Options in Stock Indices.....................................................10
     Risk Factors in Options Transactions.........................................11
     Futures Contracts on Securities and Related Options..........................12
     Futures Contracts on Securities..............................................12
     Options on Securities' Futures Contracts.....................................13
     Risk of Transactions in Securities' Futures Contracts and Related Options....14
     Index Futures Contracts......................................................15
     Options on Index Futures Contracts...........................................16
     Foreign Investment...........................................................16
     Index-Based Investments......................................................17
     Small Cap/Special Equity Situation Securities................................17
     Money Market Instruments.....................................................18
     Treasury Receipts............................................................18
     Illiquid Securities..........................................................19
     Restricted Securities........................................................19

                                       -i-

INVESTMENT RESTRICTIONS...........................................................19
     Voting Information...........................................................22

PORTFOLIO TURNOVER................................................................23

VALUATION.........................................................................23

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION....................................3
     Purchases through Financial Institutions.....................................24
     Sales Charges................................................................25
     Sales Charge Reductions and Waivers..........................................25
     Additional Federal Tax Information...........................................29
     Foreign Taxes................................................................32

MANAGEMENT OF HIGHMARK FUNDS......................................................33
     Trustees and Officers........................................................33
     Investment Adviser...........................................................37
     The Sub-Adviser..............................................................39
     Portfolio Transactions.......................................................39
     Administrator and Sub-Administrator..........................................40
     Glass-Steagall Act...........................................................41
     Shareholder Services Plans...................................................42
     Expenses.....................................................................43
     Distributor..................................................................44
     The Distribution Plans.......................................................44
     Transfer Agent and Custodian Services........................................46
     Legal Counsel................................................................47
ADDITIONAL INFORMATION............................................................47
     Description of Shares........................................................47
     Shareholder and Trustee Liability............................................49
     Calculation of Performance Data..............................................49
     Miscellaneous................................................................51

                       STATEMENT OF ADDITIONAL INFORMATION

                                 HIGHMARK FUNDS

     HighMark Funds is a diversified, open-end management investment company. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of fourteen series of units of beneficial interest ("Shares"), representing interests in one of the following portfolios:

                           HighMark Balanced Fund,
                           HighMark Core Equity Fund,
                           HighMark Growth Fund,
                           HighMark Income Equity Fund,
                           HighMark International Equity Fund,
                           HighMark Small Cap Growth Fund,
                           HighMark Small Cap Value Fund,
                           HighMark Value Momentum Fund,
                           HighMark Bond Fund,
                           HighMark California Intermediate Tax-Free Bond Fund, HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, and
                           HighMark U.S. Government Money Market Fund.

     This Statement of Additional Information pertains only to the HighMark Small Cap Growth Fund (the "Fund").

     As described in the Prospectuses, the Fund has been divided into four classes of Shares (designated Class A, Class B, Class C (collectively "Retail Shares") and Fiduciary Shares) for purposes of HighMark Funds' Distribution and Shareholder Services Plans (the "Distribution Plans"), which Distribution Plans apply only to the Fund's Retail Shares. Retail Shares and Fiduciary Shares are sometimes referred to collectively as "Shares".

     Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses for the Fund. No investment in Shares of the Fund should be made without first reading the Fund's Prospectus for these Shares.

                       INVESTMENT OBJECTIVES AND POLICIES

     The following policies supplement the investment objectives and policies of the Fund as set forth in the Prospectuses for the Fund.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

     1. EQUITY SECURITIES. Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small- cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent the Fund invests in equity securities, the Fund's Shares will fluctuate in value, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

     2. CONVERTIBLE SECURITIES. Consistent with its objective policies and restrictions, the Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

     Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

     Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

     The Fund will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by a NRSRO or that is not rated but is determined to be of comparable quality by the Adviser.

     3. BANK INSTRUMENTS. Consistent with its investment objective, policies, and restrictions, the Fund may invest in bankers' acceptances, certificates of deposit, and time deposits.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

     Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

     Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

     4. COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES. Consistent with its investment objective, policies, and restrictions, the Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

     Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

     5. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from the Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject the Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by HighMark Capital Management, Inc. (the "Adviser"), and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. The Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

     6. REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and from registered broker-dealers that the Adviser deems creditworthy under guidelines approved by HighMark Funds' Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

     If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds' Board of Trustees believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

     7. REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, the Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

     8. U.S. GOVERNMENT OBLIGATIONS. The Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government- sponsored agencies or instrumentalities if it is not obligated to do so by law.

     U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value.

     9. ADJUSTABLE RATE NOTES. Consistent with its investment objective, policies, and restrictions, the Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to the Fund's non-fundamental 15% limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

     As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

     10. SHARES OF MUTUAL FUNDS. The Fund may invest in the securities of other investment companies to the extent permitted by the 1940 Act. Currently, the 1940 Act permits the Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to HighMark Funds by the Securities and Exchange Commission, such other registered investment companies securities may include shares of a money market fund of HighMark Funds, and may include registered investment companies for which the Adviser or Sub-Adviser to a Fund of HighMark Funds, or an affiliate of such Adviser or Sub-Adviser, serves as investment adviser, administrator or distributor or provides other services. Because other investment companies employ an investment adviser, such investment by the Fund may cause Shareholders to bear duplicative fees. The Adviser will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of HighMark Funds, and, to the extent required by applicable law, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.

     11. WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in the Fund's net asset value.

     When the Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.

     The Fund expects that commitments to enter into forward commitments or purchase "when- issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event the Fund exceeded this 25% threshold, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. In addition, the Fund does not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of the Fund's investment objective.

     12. ZERO-COUPON SECURITIES. Consistent with its objectives, the Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method.

     13. OPTIONS (PUTS AND CALLS) ON SECURITIES. The Fund may buy and sell options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

     There are risks associated with such investments including the following:
(1) the success of a hedging strategy may depend on the ability of the Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by the Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

     14. COVERED CALL WRITING. The Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. The Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     15. PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Fund may sell, exercise or close out positions as the Adviser deems appropriate.

     16. PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

     17. OPTIONS IN STOCK INDICES. The Fund may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

     As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

     The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since the Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

     The Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of the Fund's total assets.

     18. RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options strategies depends on the ability of the Adviser or, where applicable, the Sub- Adviser to forecast interest rate and market movements correctly.

     When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

     The effective use of options also depends on the Fund's ability to terminate option positions at times when the Adviser or, where applicable, the Sub-Adviser deems it desirable to do so. Although the Fund will take an option position only if its Adviser or, where applicable, the Sub-Adviser believes there is liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

     If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the Fund's ability to realize its profits or limit its losses.

     Disruptions in the markets for securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions.
If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

     19. FUTURES CONTRACTS ON SECURITIES AND RELATED OPTIONS. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of the Fund.

     20. FUTURES CONTRACTS ON SECURITIES. The Fund will enter into futures contracts on securities only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

     A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission
(CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

     Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

     Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

     Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

     The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     21. OPTIONS ON SECURITIES' FUTURES CONTRACTS. The Fund will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. The Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

     As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

     The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

     Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of the Fund's total assets.

     22. RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of securities' futures contracts by the Fund is subject to the ability of the Adviser or, the Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

     There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

     To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     23. INDEX FUTURES CONTRACTS. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. The Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

     An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When the Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

     The Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when the Fund purchases an index futures contract, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only a daily basis.

     The extent to which the Fund may enter into transactions involving index futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such.

     24. OPTIONS ON INDEX FUTURES CONTRACTS. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.

     25. FOREIGN INVESTMENT. The Fund may invest in U.S. dollar denominated obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Fund may invest in American Depositary Receipts. The Fund may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with the Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that the Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

     On January 1, 1999, the European Monetary Market Union ("EMU") introduced a new single currency, the euro, which replaced the national currency for participating member countries. Those countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. A new European Central Bank ("ECB") was created to manage the monetary policy of the new unified region. On the same day, exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by coins and banks notes by the middle of 2002.

     26. INDEX-BASED INVESTMENTS. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

     A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

     Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

     27. SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES. The Fund may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the middle 90% of the Russell 2000 Growth Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Fund's investments are significant.

     The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its Shareholders.

     28. MONEY MARKET INSTRUMENTS. The Fund, subject to its investment limitations, may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS; (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which the Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

     29. TREASURY RECEIPTS. Consistent with its investment objective, policies and restrictions, the Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

     30. ILLIQUID SECURITIES. The Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Pursuant to this policy, the Fund may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

     31. RESTRICTED SECURITIES. The Fund has adopted a nonfundamental policy (which may be changed without Shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds' Board of Trustees. Restricted securities purchased by the Fund may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act (whether or not such paper is a Rule 144A security).

                 INVESTMENT RESTRICTIONS

     Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to the Fund only by a vote of a majority of the outstanding Shares of the Fund (as defined below). Except with respect to the Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

     THE FUND:

     1. May not purchase securities of other investment companies, except as permitted by the 1940 Act.

     2. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     3. Concentrate investments in a particular industry or group of industries, or within any one state (except that the limitation as to investments in any one state or its political subdivision shall not apply to the California Intermediate Tax-Free Bond Fund), as concentration is defined under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     4. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     5. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     6. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     7. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     8. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in the Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

     1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

     The 1940 Act also limits the amount that the Fund may invest in other investment companies prohibiting the Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. The SEC rules applicable to money market funds also govern and place certain quality restrictions on these investments.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE FUND ARE NON-FUNDAMENTAL POLICIES. THE FUND MAY NOT:

     1. Acquire more than 10% of the voting securities of any one issuer. This limitation applies to only 75% of the Fund's assets.

     2. Invest in companies for the purpose of exercising control.

     3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing. To the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

     4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

     5. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, the Fund may invest in companies which invest in real estate, commodities or commodities contracts.

     6. Make short sales of securities, maintain a short position or purchase securities on margin, except that HighMark Funds may obtain short-term credits as necessary for the clearance of security transactions.

     7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

     8. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

     9. Purchase or retain securities of an issuer if, to the knowledge of HighMark Funds, an officer, trustee, partner or director of HighMark Funds or the Adviser or Sub-Advisers of HighMark Funds owns beneficially more than 1/2 or 1% of the shares or securities or such issuer and all such officers, trustees, partners and directors owning more than 1/2 or 1% of such shares or securities together own more than 5% of such shares or securities.

     10. Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

     VOTING INFORMATION. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark Funds or a particular Fund or a particular Class of Shares of HighMark Funds or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class are represented in person or by proxy.

                      PORTFOLIO TURNOVER

     The Fund's turnover rate is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

     It is currently expected that the Fund's portfolio turnover rate will not exceed ___%. [PLEASE PROVIDE]

     The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares.

                                    VALUATION

     As disclosed in the Prospectuses, the Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of 1:00 p.m., Pacific Time (4:00 p.m. Eastern Time) on days on which the New York Stock Exchange is open for business ("Business Days").

     Except as noted below, investments by the Fund in securities traded on a national exchange (or exchanges) are valued based upon their last sale price on the principal exchange on which such securities are traded. With regard to the Fund, securities the principal market for which is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of HighMark Funds' Board of Trustees. With the exception of short-term securities as described below, the value of the Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Purchases and redemptions of shares of the Fund may be made on days on which the New York Stock Exchange is open for business. Purchases will be made in full and fractional Shares of HighMark Funds calculated to three decimal places.

     It is currently HighMark Funds' policy to pay redemptions in cash. HighMark Funds retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds' net assets.

     HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Fund for any period and to reject a purchase order when the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds and/or its Shareholders to accept such order.

     If the Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.

     Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and transfer agent will each employ reasonable procedures to confirm that instructions, communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

     Shares of the Fund may be purchased through financial institutions, including the Adviser, that provide distribution assistance or Shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.

     Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

     Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including Participating Organizations and Union Bank of California and its affiliates), may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.

SALES CHARGES

     FRONT-END SALES CHARGES. The commissions shown in the Prospectuses apply to sales through authorized dealers and brokers. Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectuses. In addition, the Distributor may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of the Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or without the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among the Funds.

     CONTINGENT DEFERRED SALES CHARGES ("CDSC"). In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over six years or Class B shares acquired pursuant to reinvestment of dividends or other distributions and third of Class B shares held longest during the six year period. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

     In calculating the sales charge rates applicable to current purchases of the Fund's Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of the Fund and other funds of HighMark Funds (the "Eligible Funds") which are sold subject to a comparable sales charge.

     The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing Shares of a Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask the Distributor for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

     LETTER OF INTENT. By initially investing at least $1,000 and submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase Class A Shares of a Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, the Shareholder must notify the transfer agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the transfer agent that such purchases are applicable under the Letter.

     RIGHTS OF ACCUMULATION. In calculating the sales charge rates applicable to current purchases of Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A Shares of the HighMark Funds sold subject to a comparable sales charge.

     To exercise your right of accumulation based upon Shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. HighMark Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

     FRONT-END SALES CHARGE WAIVERS. The following categories of investors may purchase Class A Shares of the Fund with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):

                  (1) Existing holders of Class A Shares of a Fund upon the reinvestment of dividend and capital gain distributions on those Shares;

                  (2) Investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A. or their affiliates, or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf;

                  (3) State and local governments;

                  (4) Individuals who have received distributions from employee benefit trust accounts administered by Union Bank of California who are rolling over such distributions into an individual retirement account administered by or for which the Bank serves as trustee or custodian. All subsequent purchases into the Funds made by such individuals will be subject to the appropriate sales charge;

                  (5) Individuals who purchase Class A Shares with proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California;

                  (6) Individuals who purchase Class A Shares with proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account;

                  (7) Investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent;

                  (8) Investors purchasing Class A Shares with proceeds from a redemption of Shares of another open-end investment company (other than HighMark Funds) on which a sales charge was paid. Satisfactory evidence of the purchaser's eligibility must be provided at the time of purchase (e.g., a confirmation of the redemption);

                  (9) Brokers, dealers and agents who are purchasing for their own account and who have a sales agreement with the Distributor, and their employees (and their spouses and children under the age of 21);

                  (10) Investors purchasing Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh) sponsored by Union Bank of California or any other parties;

                  (11) Purchasers of Class A Shares of the Growth Fund that are sponsors of other investment companies that are unit investment trusts for deposit by such sponsors into such unit investment trusts, and to purchasers of Class A Shares of the Growth Fund that are holders of such unit investment trusts that invest distributions from such investment trusts in Class A Shares of the Growth Fund;

                  (12) Present and retired trustees of the Funds and directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies and of Sub-Advisers to the HighMark Funds; and

                  (13) Investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

                  (14) Investors who purchased Class A Shares without the assistance of an investment professional (Fund Direct accounts) between May 15, 1998 and August 31, 1998. All subsequent purchases of Class A Shares may be made with no sales charge.

          With regard to categories 2 through 12 and 14 above, the Distributor must be notified that the purchase qualifies for a sales charge waiver at the time of purchase.

         REDUCTIONS FOR QUALIFIED GROUPS. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of a Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

         All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

         REDUCTIONS FOR AUTOMATIC INVESTMENT PLAN ("AIP") PARTICIPANTS. Any shareholders that have established an AIP on or before November 30, 1999 may be eligible for a reduced sales charge through automatic deductions from their checking or savings account as described in the tables below:

                                                       Sales Charge as
                                    Sales Charge       Appropriate          Commission as
                                    As Percentage      Percentage of Net   Percentage of
     AMOUNT OF PURCHASE             OF OFFERING PRICE  AMOUNT INVESTED     OFFERING PRICE
     ------------------             -----------------  ---------------     --------------
     0 - $49,999                    4.50%              4.71%               4.05%
     $50,000 -- $99,999             4.00%              4.17%               3.60%
     $100,000 -- $249,999           3.50%              3.63%               3.15%
     $250,000 -- $499,999           2.50%              2.56%               2.25%
     $500,000 -- $999,999           1.50%              1.52%               1.35%
     $1,000,000 and Over*           0.00%              0.00%               0.00%

          * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

         CDSC WAIVERS. The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A Shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

ADDITIONAL FEDERAL TAX INFORMATIONADDITIONAL FEDERAL TAX INFORMATION

         The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of its dividends, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

         If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

         If the Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts.

         Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or in Fund shares through automatic reinvestment. Any dividend declared by the Fund to Shareholders of record on a date in October, November or December generally is deemed to have been received by its Shareholders on December 31 of such year (and paid by the Fund on or before such time) provided that the dividend actually is paid during January of the following year.

         Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

         Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, the Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

         If the Fund Shareholder borrows money to buy Fund Shares, such Shareholder may not deduct the interest on that loan. Under Internal Revenue Service rules, Fund Shares may be treated as having been bought with borrowed money even if the purchase of the Fund Shares cannot be traced directly to borrowed money.

         If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules

(including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

         The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his or her tax return payments of interest or dividends.

         The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Fund's Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Fund, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Fund's Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional

Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

FOREIGN TAXES

         Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S.
possessions.

                             MANAGEMENT OF HIGHMARK FUNDS

TRUSTEES AND OFFICERS

         Overall responsibility for management of the Fund rests with the Trustees of HighMark Funds, who are elected by HighMark Funds' Shareholders. There are currently six Trustees, all of whom are not "interested persons" of HighMark Funds within the meaning of that term under the 1940 Act.

         The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations.

         The Trustees and officers of HighMark Funds, their addresses and principal occupations during the past five years are set forth below.


                                   POSITION(S) HELD                             PRINCIPAL OCCUPATION
NAME AND ADDRESS                   WITH HIGHMARK FUNDS                          DURING PAST 5 YEARS
----------------                   -------------------                          -------------------
Thomas L. Braje                         Trustee, Chairman                       Prior to retirement in October 1996,
1 Freedom Valley Dr.                                                            Vice President and Chief Financial
Oaks, PA 19456                                                                  Officer of Bio Rad Laboratories, Inc.
Date of Birth: 6/7/43

David A. Goldfarb                       Trustee                                 Partner, Goldfarb & Simens,
1 Freedom Valley Dr.                                                            Certified Public Accountants.
Oaks, PA 19456
Date of Birth: 8/2/42

Joseph C. Jaeger                        Trustee                                 Prior to retirement in June 1998,
1 Freedom Valley Dr.                                                            Senior Vice President and Chief
Oaks, PA 19456                                                                  Financial Officer, Delta Dental Plan
Date of Birth: 8/21/35                                                          of California.

Frederick J. Long                       Trustee                                 Prior to retirement in December
1 Freedom Valley Dr.                                                            1999, Chairman, Acordia West and
Oaks, PA 19456                                                                  Acordia Northwest Inc. (each an
Date of Birth: 9/17/35                                                          insurance brokerage firm).

Michael L. Noel                         Trustee                                 President, Noel Consulting Company
1 Freedom Valley Dr.                                                            since 1998.  From 1991 to 1997,
Oaks, PA 19456                                                                  Member of the Board of Trustees of
Date of Birth: 4/5/41                                                           Stepstone Funds.  Prior to retirement
                                                                                in December 1994, Senior Vice
                                                                                President and Chief Financial Officer,
                                                                                Southern California Edison
                                                                                Company; Director of Amervest
                                                                                Company, and SCAN Health Plan;
                                                                                Chairman of the Board of Directors
                                                                                of Current Income Shares, Inc. From
                                                                                April 1997 to December 1998,
                                                                                Member of HighMark Funds
                                                                                Advisory Board.

Robert M. Whitler                       Trustee, Vice Chairman                  Director, Current Income Shares,
1 Freedom Valley Dr.                                                            Inc. From April 1997 to December
Oaks, PA 19456                                                                  1998, Member of HighMark Funds
Date of Birth: 9/11/38                                                          Advisory Board.  Prior to retirement
                                                                                in 1996, Executive Vice President
                                                                                and head of Union Bank's Trust and
                                                                                Investment Group.

Mark E. Nagle                           President and Chief                     Vice President and Controller, Funds
530 East Swedesford Road                Executive Officer                       Account, Vice President of the
Wayne, PA 19087                                                                 Administrator and Distributor,
Date of Birth: 10/20/59                                                         employee since November 1996.
                                                                                From 1995 to 1996, Vice President
                                                                                of Fund Accounting of BISYS Fund
                                                                                Services.  Prior to 1995, Senior Vice
                                                                                President for Fidelity Investments
                                                                                since 1981.

Robert DellaCroce                       Controller and Chief                    CPA, Director of Fund Resources,
530 East Swedesford Road                Financial Officer                       employee since 1994.  Prior to
Wayne, PA 19087                                                                 1994, senior manager for Arthur
Date of Birth: 12/17/63                                                         Andersen.

Todd Cipperman                          Vice President and                      Vice President and General Counsel
1 Freedom Valley Drive                  Assistant Secretary                     of the Administrator and Distributor
Oaks, PA 19456                                                                  since January 2000.  Vice President
Date of Birth: 2/14/66                                                          and Assistant Secretary of the
                                                                                Administrator  since 1995.  From
                                                                                1994 to May 1995, associate with
                                                                                Dewey Ballantine.  Prior to 1994,
                                                                                associate with Winston & Strawn.

Lydia A. Gavalis                        Vice President and                      Vice President and Assistant
1 Freedom Valley Drive                  Assistant Secretary                     Secretary of the Administrator and
Oaks, PA 19456                                                                  Distributor since 1998.  Prior to
Date of Birth: 10/30/48                                                         1998, Assistant General Counsel and
                                                                                Director of Arbitration, Philadelphia
                                                                                Stock Exchange.

James R. Foggo                          Vice President and                      Vice President and Assistant
1 Freedom Valley Drive                  Assistant Secretary                     Secretary of the Administrator and
Oaks, PA 19456                                                                  Distributor since 1998.  In 1998,
Date of Birth: 6/30/64                                                          associate Paul Weiss, Rifkind,
                                                                                Wharton & Garrison.  From 1995 to
                                                                                1998, associate, Baker &
                                                                                McKenzie.  Prior to 1995, associate,
                                                                                Battle Fowler, L.L.P.

Timothy D. Barto                        Vice President and                      Vice President and Assistant
1 Freedom Valley Drive                  Assistant Secretary                     Secretary of the Administrator and
Oaks, PA 19456                                                                  Distributor since November 1999.
Date of Birth: 3/28/68                                                          From 1997 to November 1999,
                                                                                Associate, Dechert Price & Rhoads.
                                                                                Prior to 1997, Associate, Richter,
                                                                                Miller & Finn.

Christine M. McCullough                 Vice President and                      Vice President and Assistant
1 Freedom Valley Drive                  Secretary                               Secretary of the Administrator and
Oaks, PA 19456                                                                  Distributor since November 1999.
Date of Birth: 12/5/60                                                          Prior to 1999, Associate, White &
                                                                                Williams LLP.

William E. Zitelli, Jr.                 Vice President and                      Vice President and Assistant
1 Freedom Valley Drive                 Assistant Secretary                      Secretary of the Administrator and
Oaks, PA 19456                                                                  Distributor since September 2000.
Date of Birth: 6/14/68                                                          From 1998 to 2000, Vice President,
                                                                                Merrill Lynch & Co. Asset
                                                                                Management Group. From 1997 to
                                                                                1998, Associate, Pepper Hamilton
                                                                                LLP.  Prior to 1997, Associate,
                                                                                Reboul, MacMurray, Hewitt,
                                                                                Maynard & Kristol.

         The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receive administration, fund accounting servicing and distribution fees from each of the HighMark Funds. See "Manager and Administrator" and "Distributor" below. Messrs. Nagle, Barto,

Cipperman, DellaCroce, Foggo, and Zitelli, Ms. Gavalis and Ms. Heilig are employees and officers of SEI Investments Company. While SEI Investments Mutual Funds Services is a distinct legal entity from SEI Investments Distribution Co., SEI Investments Mutual Funds Services is considered to be an affiliated person of SEI Investments Distribution Co. under the 1940 Act due to, among other things, the fact that SEI Investments Distribution Co. and SEI Investments Mutual Funds Services are both controlled by the same ultimate parent company, SEI Investments Company.

         During the fiscal year ended July 31, 2000, fees paid to the disinterested Trustees for their services as Trustees aggregated $121,500. For the disinterested Trustees, the following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended July 31, 2000:

                (1)                (2)                      (3)                   (4)                   (5)
              Name of           Aggregate               Pension or         Estimated Annual     Total Compensation
              Trustee         Compensation              Retirement           Benefits Upon           from Fund
                               from Group            Benefits Accrued         Retirement          Complex Paid to
                                                      as Part of Fund                                Trustees
                                                          EXPENSES
              ------           ----------                 --------            ----------             --------
Thomas L. Braje                  $19,500                    None                  None              $19,500
David A. Goldfarb                 20,500                    None                  None               20,500
Joseph C. Jaeger                  11,000                    None                  None               11,000
Frederick J. Long                 18,750                    None                  None               18,750
Michael L. Noel                   18,750                    None                  None               18,750
Robert M. Whitler                 18,750                    None                  None               18,750
William R. Howell*                 8,500                    None                  None                8,500
Paul L. Smith*                     5,750                    None                  None                5,750

*Members of Advisory Board. Mr. Howell and Mr. Smith each retired from the Fund's Advisory Board effective December 8, 1999.

         The Advisory Board to the Board of Trustees is responsible for providing monitoring services and evaluating issues affecting the HighMark Funds pursuant to the direction of the Board of Trustees, and consulting and providing advice to the Board of Trustees regarding those issues.

CODE OF ETHICS

         HighMark Funds, HighMark Capital Management, Inc., and SEI Investments Distribution Co. have each adopted a code of ethics ("Codes") pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions.

INVESTMENT ADVISER

         Investment advisory and management services are provided to the Fund by HighMark Capital Management, Inc. (the "Adviser"), pursuant to an investment advisory agreement between the Adviser and HighMark Funds dated September 1, 1998 (the "Investment Advisory Agreement"). HighMark Capital Management, a subsidiary of UnionBanCal Corporation which is also the holding company of Union Bank of California, is a California corporation registered under the Investment Adviser's Act of 1940. Union Bank of California serves as custodian for each of the Funds. See "Transfer Agent, Custodian and Fund Accounting Services" below. Union Bank of California also serves as sub- administrator to the Fund pursuant to an agreement with SEI Investments Mutual Funds Services. See "Manager and Administrator" below.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund from year to year if such continuance is approved at least annually by HighMark Funds' Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined above under INVESTMENT RESTRICTIONS - Voting Information), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

         Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for the Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

         The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Adviser's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

         On April 1, 1996, The Bank of California, N.A., HighMark Funds' then-investment adviser, combined with Union Bank and the resulting bank changed its name to Union Bank of California, N.A. At the same time, the banks' investment management divisions were combined.

Each of The Bank of California and Union Bank (or its predecessor bank) has been in banking since the early 1900's, and historically, each has had significant investment functions within its trust and investment division. Union Bank of California, N.A. is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by The Bank of Tokyo - Mitsubishi, Ltd.

         For the services provided and expenses assumed by the Adviser pursuant to the Investment Advisory Agreement, Union Bank of California is entitled to receive fees from the Fund as described in that Fund's Prospectus.

THE SUB-ADVISER

         The Adviser and Nicholas-Applegate Capital Management (the "Sub-Adviser") have entered into a sub-advisory agreement which relates to the Small Cap Growth Fund. Under its sub-advisory agreement, the Sub-Adviser is entitled to a fee which is calculated and paid monthly at the annual rate of ___% of the average daily net assets of the Fund. Such fee is paid by the Adviser, and the Sub- Adviser receives no fees directly from the Fund.

         On January 31, 2001, the Adviser became an indirect wholly owned subsidiary of Allianz of America. Allianz of America is a holding company that owns several insurance and financial service companies and is a wholly owned subsidiary of Allianz AG. Allianz AG is a publicly traded German Aktiengesellschaft (a German publicly traded company) which, together with its subsidiaries, is one of the world's leading financial services companies (the "Allianz Group"). The Allianz Group is a leading provider of financial services and is represented in 70 countries worldwide through subsidiaries, branch and representative offices, and other affiliated entities. As of January 31, 2001, Allianz AG and its subsidiaries have approximately $690 billion in assets under management.

PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of HighMark Funds and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Fund will generally involve the payment of a brokerage fee. While the Adviser generally seeks competitive spreads or commissions on behalf of the Fund, HighMark Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser or the Sub-Adviser in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser or the Sub-Adviser may receive orders for transactions by HighMark Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or the Sub-Adviser and does not reduce the advisory fees payable to the Adviser by HighMark Funds. Such information may be useful to the Adviser or the Sub-Adviser in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to HighMark Funds.

         Upon adoption by the Board of Trustees of certain procedures pursuant to Rule 17e-1 under the 1940 Act, HighMark Funds may execute portfolio transactions involving the payment of a brokerage fee through the Adviser, SEI Investments Distribution Co., and their affiliates in accordance with such procedures. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter repurchase or reverse repurchase agreements with, Union Bank of California, or their affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

         Investment decisions for each Fund of HighMark Funds are made independently from those for the other Funds or any other investment company or account managed by the Adviser or the Sub- Adviser. However, any such other investment company or account may invest in the same securities as HighMark Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser or the Sub-Adviser believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser or the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement and the

         Sub-Advisory Agreements, in making investment recommendations for HighMark Funds, the Adviser or the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Adviser, the Sub-Adviser, their parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Adviser and the Sub-Adviser, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.

ADMINISTRATOR AND SUB-ADMINISTRATOR

         SEI Investments Mutual Funds Services (the "Administrator") serves as administrator to the Fund pursuant to the administration agreement dated as of February 15, 1997 between HighMark Funds and the Administrator (the "Administration Agreement").

         Pursuant to the Administration Agreement, the Administrator provides the Group with administrative services, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Group. As described below, the Administrator has delegated part of its responsibilities under the Administration Agreement to HighMark Capital Management, Inc.

         The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of the Fund's Retail Shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion. Currently, the Administrator has agreed to waive its fee to the rate of 0.18% of the average daily net assets of the Fund.

         The Administration Agreement became effective on February 15, 1997 and was automatically renewed for a one year term on July 31, 2000. Unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement, as amended, will continue in effect until July 31, 2001. The Administration Agreement thereafter shall be renewed automatically for successive annual terms. The Administration Agreement is terminable at any time with respect to a particular Fund or HighMark Funds as a whole by either party without penalty for any reason upon 90 days' written notice by the party effecting such termination to the other party.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by HighMark Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

         The Administration Agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the Administration Agreement by the appointment of a subcontractor and the Administrator shall be responsible to HighMark Funds for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Fund resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and HighMark Capital Management, Inc., HighMark Capital Management, Inc. will perform services which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.10% of the Fund's average daily net assets.

GLASS-STEAGALL ACT

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts.

Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complies with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         The Adviser and the Sub-Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreement. Union Bank of California, N.A. also believes that it may perform sub-administration services on behalf of the Fund, for which it receives compensation from the Administrator without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Adviser, the Board of Trustees of HighMark Funds would review HighMark Funds' relationship with the Adviser and the Sub-Adviser and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

SHAREHOLDER SERVICES PLANS

         HighMark Funds has adopted two Shareholder Services Plans, one for Fiduciary Class and Class A Shares, one for Class B Shares (collectively, the "Services Plans") pursuant to which the Fund is authorized to pay compensation to financial institutions (each a "Service Provider"), which may include Bank of Tokyo-Mitsubishi Trust Company, Union Bank of California, N.A., or their respective affiliates, that agree to provide certain shareholder support services for their customers or account holders (collectively, "customers") who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a Service Provider is compensated by the Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of Shares of the Fund, pursuant to each plan. A service provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, such fees are being waived to the rate of ____% of average daily net assets for the Fiduciary and Class A Shares of the Fund.

         The servicing agreements adopted under the Services Plans (the "Servicing Agreements") require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of the Fund.

         As authorized by the Services Plans, HighMark Funds may enter into a Servicing Agreement with a Service Provider pursuant to which the Service Provider has agreed to provide certain shareholder support services in connection with Shares of one or more of the Funds. Such shareholder support services may include, but are not limited to, (i) maintaining Shareholder accounts; (ii) providing information periodically to Shareholders showing their positions in Shares; (iii) arranging for bank wires; (iv) responding to Shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from Shareholders concerning their investments in Shares; (vi) forwarding Shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Shareholders; (vii) processing purchase, exchange and redemption requests from Shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting Shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by Shareholders; (x) processing dividend payments from HighMark Funds on behalf of the Shareholders; and (xi) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

EXPENSES

         HighMark Funds' service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HighMark

Capital Management, Inc., Union Bank of California, SEI Investments Mutual Funds Services or SEI Investments Distribution Co., Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

DISTRIBUTOR

         SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, serves as distributor to the Fund pursuant to a distribution agreement dated February 15, 1997 between HighMark Funds and the Distributor for the Fiduciary Class and Class A Shares, and pursuant to a distribution agreement dated June 18, 1997 between HighMark Funds and the Distributor for Class B Shares (collectively, the "Distribution Agreements").

         The Distribution Agreements were renewed for a one-year term on July 31, 2000 and, unless sooner terminated, will continue in effect until July 31, 2001 and from year to year thereafter if approved at least annually (i) by HighMark Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of HighMark Funds, and (ii) by the vote of a majority of the Trustees of HighMark Funds who are not parties to the Distribution Agreements or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreements, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements are terminable without penalty, on not less than sixty days' notice by HighMark Funds' Board of Trustees, by vote of a majority of the outstanding voting securities of HighMark Funds or by the Distributor. The Distribution Agreements terminate in the event of their assignment, as defined in the 1940 Act.

         THE DISTRIBUTION PLANS. Pursuant to HighMark Funds' Distribution Plans, the Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to the Fund's Class A Shares, pursuant to the Class A Distribution Plan, and seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to the Fund's Class B Shares, pursuant to the Class B Distribution Plan, and seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to the Fund's Class C Shares, pursuant to the Class C Distribution Plan.

         The Distributor may use the distribution fee applicable to the Fund's Class A, Class B, and Class C Shares to provide distribution assistance with respect to the sale of the Fund's Class

A, Class B, and Class C Shares or to provide Shareholder services to the holders of the Fund's Class A, Class B, and Class C Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of the Fund's Class A, Class B, and Class C Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services to their customers owning the Fund's Class A, Class B, and Class C Shares. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Participating Organization may include Union Bank of California, its subsidiaries and its affiliates.

         Participating Organizations may charge customers fees in connection with investments in the Fund on their customers' behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in the Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

         The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to the Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor's distribution fees will lower such Fund's expenses, and thus increase such Fund's yield and total returns, during the period such voluntary reductions are in effect.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to the Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, or Class C Shares of the Fund. The Distribution Plans may be amended by vote of HighMark Funds' Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to the Fund requires the approval of that Fund's Retail Shareholders. HighMark Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

         Each Distribution Plan provides that it will continue in effect with respect to the Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not interested persons of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of such disinterested persons.

TRANSFER AGENT AND CUSTODIAN SERVICES

         State Street Bank and Trust Company performs transfer agency services for the Fund pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of February 15, 1997 (the "Transfer Agency Agreement"). As the Fund's transfer agent, State Street Bank and Trust Company processes purchases and redemptions of the Fund's Shares and maintains the Fund's Shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a Shareholder's account.

         Under the Transfer Agency Agreement, HighMark Funds has agreed to pay State Street Bank and Trust Company annual fees at the rate of $18,000 per Retail class/per Fund. The Distributor has agreed to pay State Street Bank and Trust Company annual fees at the rate of $15,000 per Fiduciary class/per Fund. In addition, there will be an annual account maintenance fee of $25.00 per account and IRA Custodial fees totaling $15.00 per account, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. HighMark Funds intends to charge transfer agency fees across the HighMark Funds as a whole. State Street Bank and Trust Company may periodically voluntarily reduce all or a portion of its transfer agency fee with respect to the Fund to increase the Fund's net income available for distribution as dividends.

         Union Bank of California, N.A. serves as custodian to the Fund pursuant to a custodian agreement with HighMark Funds dated as of December 23, 1991, as amended (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

         Under the Custodian Agreement, HighMark Funds has agreed to pay Union Bank of California a domestic custodian fee with respect to the Fund at an annual rate of 0.01% of the Fund's average daily net assets, with an annual minimum fee of $2,500 per Fund, plus certain transaction fees. Union Bank of California is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on a transaction basis. Union Bank of California may periodically voluntarily reduce all or a portion of its custodian fee with respect to the Fund to increase the Fund's net income available for distribution as dividends.

LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to HighMark Funds and will pass upon the legality of the Shares offered hereby.

                                   ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         HighMark Funds is a Massachusetts business trust. HighMark Funds' Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds' Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of fourteen series of Shares, representing units of beneficial interest in the Growth Fund, the Income Equity Fund, the Balanced Fund, the Value Momentum Fund, the Core Equity Fund, the International Equity Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Bond Fund, the California Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund, and the California Tax-Free Money Market Fund. Pursuant to a Multiple Class Plan on file with the Securities and Exchange Commission permitting the issuance and sale of six classes of Shares in selected Funds, Shares of such Funds have been divided into six classes of Shares, designated Class A, Class B, Class C and Class S Shares (collectively, "Retail Shares"), Class I Shares and Fiduciary Shares. The Trustees of HighMark Funds have determined that currently no conflict of interest exists between the Class A, Class B, Class C and Class S shares. On an ongoing basis, the Trustees of HighMark Funds, pursuant to their fiduciary duties under the Investment Company Act of 1940, as amended (the "1940 Act"), and state laws, will seek to ensure that no such conflict arises.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, HighMark Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, Shareholders of the Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution. Upon liquidation or dissolution of HighMark Funds, Retail and Fiduciary shareholders are entitled to receive the net assets of the Fund attributable to each class.

         As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by HighMark Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by HighMark Funds' Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to particular Funds will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.

         Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of HighMark Funds voting without regard to series.

         Although not governed by Rule 18f-2, Retail Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark Funds' Declaration of Trust, as amended, provides that Shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

         The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds' business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

CALCULATION OF PERFORMANCE DATA

         From time to time, articles relating to the performance, rankings, and other investment characteristics of mutual funds and their investment advisers, including the Fund and the Adviser, may appear in national, regional, and local publications. In particular, some publications may publish their own rankings or performance reviews of mutual funds and their investment advisers, including the Fund and the Adviser. Various mutual fund or market indices may also serve as a basis for comparison of the performance of the Fund with other mutual funds or mutual fund portfolios with comparable investment objectives and policies. In addition to the indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, references to or reprints from the following publications may be used in HighMark Funds' promotional literature: IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, Morningstar, Lipper, Inc., CDA/Wiesenberger Investment Company Services, SEI Investments, Callan Associates, Wilshire Associates, MONEY Magazine, Pension and Investment Age, Forbes, BusinessWeek, Smart Money, American Banker, Fortune Magazine, Worth, Institutional Investor, Barron's National Business & Financial Weekly, Investor's Business Daily, Barron's, Pensions and Investments, Investment News, America Online, The Wall Street Journal, New York Times, San Francisco Chronicle and Examiner, Los Angeles Business Journal, Los Angeles Times, USA Today,

Sacramento Bee, Seattle Times, Seattle Daily Journal of Commerce, Seattle Post/Intelligence, Seattle Business Journal, Tacoma New Tribune, Bellevue Journal-American, The Oregonian, Puget Sound Business Journal, Portland Chamber of Commerce and Portland Daily Journal of Commerce/Portland Business Today. Shareholders may call toll free 1-800-433-6884 for current information concerning the performance of the Fund.

         From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within HighMark Funds; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Fund. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

         The Fund's average annual total return over periods of 1, 5 and 10 years (up to the life of Fund or Class) is calculated by determining the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment; in the case of the average annual total return, this amount (representing the Fund's total return) was then averaged over the relevant number of years. Specifically, these rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions.

         Because each class of Shares of the Fund has different sales charge structures and differing distribution and shareholder servicing fees, the performance of each class will differ. All performance information presented is based on past performance and does not predict future performance.

MISCELLANEOUS

         Shareholders are entitled to one vote for each Share held in a Fund as determined on the record date for any action requiring a vote by the Shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds' Board of Trustees determines that the matter to be voted upon affects only the interests of the Shareholders of a particular series or particular class, and (ii) only Retail Shares will be entitled to vote on matters submitted to a Shareholder vote relating to the Distribution Plan. HighMark Funds is not required to hold regular annual meetings of Shareholders, but may hold special meetings from time to time.

         HighMark Funds' Trustees are elected by Shareholders, except that vacancies may be filled by vote of the Board of Trustees. HighMark Funds is not required to hold meetings of Shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may be filled only by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         HighMark Funds is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of HighMark Funds.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The 2000 Annual Report to Shareholders of HighMark Funds [will be] incorporated herein by reference. This Report includes audited financial statements for the fiscal year ended July 31, 2000. Upon the incorporation by reference herein of such Annual Report, the opinion in such Annual Report of independent accountants is incorporated herein by reference and such Annual Report's financial statements are incorporated by reference herein in reliance upon the authority of such accountants as experts in auditing and accounting.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

         No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

         As of November 7, 2000, HighMark Funds believes that the trustees and officers of HighMark Funds, as a group, owned less than one percent of the Shares of any Fund of HighMark Funds. As of November 7, 2000, HighMark Funds believes that there was no person who beneficially owned more than 25% of the Class A, Class B or Class C Shares of any Fund.

         As of November 7, 2000, HighMark Funds believes that Union Bank of California was the shareholder of record of ____% of the Fiduciary Shares of the Growth Fund, ____% of the Fiduciary Shares of the Income Equity Fund, ____% of the Fiduciary Shares of the Balanced Fund, ____% of the Fiduciary Shares of the Bond Fund, ____% of the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund, ___% of the Fiduciary Shares of the Value Momentum Fund, ____% of the Fiduciary Shares of the Small Cap Value Fund, _____% of the Fiduciary Shares of the U.S. Government Money Market Fund, ____% of the Fiduciary Shares of the Diversified Money Market Fund, ____% of the Fiduciary Shares of the 100% U.S. Treasury Money Market Fund and ____% of the Fiduciary Shares of the California Tax-Free Money Market Fund.

         As of November 7, 2000, HighMark Funds believes that Union Bank of California had investment authority with respect to ____% of the Growth Fund Fiduciary Shares, ____% of the Income Equity Fund Fiduciary Shares, ____% of the Balanced Fund Fiduciary Shares, ____% of the Bond Fund Fiduciary Shares, ____% of the Value Momentum Fund Fiduciary Shares, _____% of the International Equity Fund Fiduciary Shares, ____% of the Small Cap Value Fund Fiduciary Shares, _____% of the California Intermediate Tax-Free Bond Fund, ____% of the 100% U.S. Treasury Money Market Fund, ____% of the California Tax-Free Money Market Fund, _____% of the Diversified Money Market Fund, and ____% of the U.S. Government Money Market Fund.

         The table below indicates each additional person known by HighMark Funds to own of record or beneficially 5% or more of the Shares of the following Funds of HighMark Funds as of November 7, 2000.

                                5% OR MORE OWNERS


                         BALANCED FUND - CLASS A SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Ty & Wei Chen Yeh TTEE                                                         8.70%
Yeh Family Trust
U/A 9/11/91 2048 Studebaker Rd.
Long Beach, CA 90815-3539


                         BALANCED FUND - CLASS C SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Union Bank of California Cust.                                                  12.59%
IRA of Patricia A. Dejohn
Rollover
P.O. Box 364
Inyokern, CA  93527-0364

Robert J. Krahulik                                                              84.53%
32062 Via Tonada
San Juan Capistrano, CA  92675-3612


                         BALANCED FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                                     ---------------------------------
Nissan 401(k) Plan                                                              %
Attn: Virginia King
P.O. Box 191
Gardena, CA 90248-0191

Nummi Hourly Retirement Plan                                                    %
Attn: Paige Kanisberg
45500 Fremont Blvd.
Fremont, CA 94538

NEC Savings Plan                                                                %
8 Old Sod Farm Road
Melville, NY 11747

Union Bank of California Retirement Plan                                        %
350 California Street
San Francisco, CA 94104

Union Bank of California 401(k) Plan                                            %
350 California Street
San Francisco, CA 94104


         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Lane & Company                                                                  82.38%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 120109
San Diego, CA 92112-0109

American Express Trust Company                                                  9.38%
As Agent for NEC Savings and
Retirement Plan
Attn:  Nancy Jendro Trust Operation
P.O. Box 534
Minneapolis, MN  55440-0534

PFTC Trustee Nissan Empl. Sav. Plan                                             5.20%
Putnam Investments
Nissan Motor Corporation
Location 31
P.O. Box 9740
Providence, RI  02940-9740

Socrates Mamakos                                                                7.72%
FMT Co. TTEE. NFRP PS
100 Spear Street, Suite 1115
San Francisco, CA  94105-1526

Claudia Venegas Villegas                                                        5.50%
A P 22 Cabo San Lucas
BCS Mexico

Union Bank of California Cust.                                                  19.67%

IRA of David Miller
Rollover
1408 Hawthorne Terrace
Berkeley, CA  94708-1804


                         CORE EQUITY FUND - CLASS A SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
The Chicago Trust Company                                                       10.19%
  of California TTEE
Omnibus Account
U/A Dtd. 12/17/1999
P.O. Box 121589
San Diego, CA  92112-1589

Union Bank of California Cust.                                                  5.18%
IRA of James Harris
1212 Christian Valley Road
Auburn, CA  95602-8851

Union Bank of California Cust.                                                  26.18%
IRA of Ken Inose
28425 Cayuse Ln.
Rancho Palos Verdes, CA 90275-5163

Union Bank of Calif. Cust.                                                      9.09%
IRA of J. R. Saphir
Rollover
2909 Avalon Ave.
Berkeley, CA  94705-1401

Mark D. Pelley                                                                  6.16%
Sherry P. Pelley
1982 Deer Haven Dr.
Chino Hills, CA  91709-4837

Henry E. Sandahl                                                                7.65%
2417 Columbia St., S.W.
Olympia, WA  98501-2845

First Clearing Corporation                                                      5.64%
A/C 2415-7273

Charles G. Delgado Trustee
423 Dwight Road
Burlingame, CA  94010-2741


                         CORE EQUITY FUND - CLASS B SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Union Bank of California Cust.                                                  10.86%
IRA of James R. Wells
13159 S. Peach Ave.
Selma, CA  93662-9632

Landon McArthur                                                                 23.74%
466 Rutland Ave.
San Jose, CA  95128-2346

Harold and Kazuku Armstrong Jr.                                                 7.08%
Harold L. Armstrong
U/A 04/07/1999
419 Woodcock Court
Milpitas, CA  95035-2825


                         CORE EQUITY FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Lane & Company                                                                  96.35%
C/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484


                         GROWTH FUND - CLASS C SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Uri Moscovici                                                                           6.13%
Hedy Moscovici
6315 Ridge Path Ct.
Rancho Palos Verdes, CA  90275-3247

                         GROWTH FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                                     ---------------------------------
Union Bank of California Retirement Plan                                        %
350 California Street
San Francisco, CA 94104

Union Bank of California 401(k) Plan                                            %
350 California Street
San Francisco, CA 94104


         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Lane & Company                                                                  92.70%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 84584
San Diego, CA  92138-4584


                         INCOME EQUITY FUND - CLASS C SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Thomas Family Rev. Trust                                                        9.71%
Karen R. Thomas TTEE
U/A 12/12/97
5716 N. 8th Street
Fresno, CA  93710-6432

Union Bank of California Cust.                                                  69.11%
IRA of Elena C. La Clair
106 Greenwood Dr.
South San Francisco, CA  94080-5837

Union Bank of California Cust.                                                  16.09%
IRA of Linda Joy William
P.O. Box 3632
Dana Point, CA  92692-8632

                         INCOME EQUITY FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                                     ---------------------------------
Union Bank of California 401(k) Plan                                            %
350 California Street
San Francisco, CA 94104


         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Lane & Company                                                                  99.60%
c/o Union Bank
Attn: Kathleen Heilman
P.O. Box 120109
San Diego, CA 92112-0109


                         INTERNATIONAL EQUITY FUND - CLASS A SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Said Cohen TTEE                                                                 8.45%
Said and Joan Cohen Family Trust
U/A 9/28/77
1862 Park Skyline Road
Santa Ana, CA  92705-3130

PaineWebber for the Benefit of                                                  11.32%
Springate Investments Limited
PW 8
333 Waterfront Drive
Road Town Tortola
British Virgin Islands

PaineWebber for the Benefit of                                                  8.91%
Headstart Leveraged Ltd.
Class C PW 7
Svcs. Ltd.
22/23 Eden Quay
Dublin 1 Ireland

PaineWebber for the Benefit of                                                  25.09%
PaineWebber Cdn. FBO
John P. Metcalf

P.O. Box 3321
Weehanken, NJ  07087-8154

PaineWebber for the Benefit of                                                  29.70%
Rhino Fund Three LP
Attn Brad Sellers
3800 Fanwood Place
Richmond, VA  23233-1855


                         INTERNATIONAL EQUITY FUND - CLASS B SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
So Cal Inderground                                                              10.98%
P.O. Box 1747
Brea, CA  92822-1747

Union Bank of California Cust.                                                  9.34%
IRA of David C. Gallardo
10290 Ave. 19 1/2
Chowchilla, CA  93610-9070


                         INTERNATIONAL EQUITY FUND - CLASS C SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
State Street Bank & Trust Co.                                                           8.19%
Cust. for the IRA R/O
FBO Rodney A. Harrison
2410 N. Post Street
Spokane, WA  99205-3251

Rosemary Mercurio                                                               37.11%
8840 W. Kimberly Way
Peoria, AZ  85382-8721

State Street Bank & Trust Co.                                                           22.33%
Cust. for the IRA of
FBO Ronald D. Noon
P.O. Box 893
Orinda, CA  94563-0888

State Street Bank & Trust Co.                                                           19.89%
Cust. for the IRA of
FBO Hiroshi Nakai
138 15th Avenue
San Francisco, CA  94118-1011


                         INTERNATIONAL EQUITY FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                                     ---------------------------------
UBOC Retirement Plan                                                            %
350 California Street
San Francisco, CA 94104

Nummi Hourly Retirement Plan                                                    %
Attn: Paige Kenisberg
45500 Fremont Blvd.
Fremont, CA 94538


         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
AXA Banque                                                                      6.59%
372 Rue Saint Honore
75040 Paris Cedex 01 France

Lane & Company                                                                  75.69%
c/o Union Bank of California
Attn: Kathleen Heilman
P. O. Box 85484
San Diego, CA 92186-5484


                         SMALL CAP VALUE FUND - CLASS A SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Donaldson Lufkin Jenrette                                                       10.21%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

PaineWebber for the Benefit of                                                  6.14%
G Appel Strategic Investors
150 Great Neck Road
Great Neck, NY  11021-3309

Union Bank Cust.                                                                5.62%
IRA of Robert S. Butler
Personalized IRA Rollover
650 Club View Drive
Los Angeles, CA  90024-2624

Barbara & Andrew Leigh Family                                                   8.36%
Andrew M. Leigh
U/A 11/08/1994
15961 Royal Oak Road
Encino, CA  91436-3911


                         SMALL CAP VALUE FUND - CLASS C SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Sally Gibson                                                                    21.42%
36110 Fanshawe Street
Fremont, CA  94536-4634

Bear Stearns Securities Corp.                                                           5.29%
FBO 486-90368-16
1 Metrotech Center North
Brooklyn, NY  11201-3870

Wexford Clearing Services Corp. FBO                                             9.82%
Ms. Susan J. Harman TTEE.
Mentzer Living Trust
UA DTD. 03/17/83
7793 Driftwood Way
Pleasanton, CA  94588-4333

Benoit-Reinhardt Family TTEE.                                                   9.01%
FBO Carmel Reinhardt Page
97826 Crestline Loop
Brookings, OR  97415-9406

                         SMALL CAP VALUE FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                                     ---------------------------------
UBOC Retirement Plan                                                            %
350 California Street
San Francisco, CA 94104


         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Lane & Company                                                                  88.15%
c/o Union Bank of CA
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

BOTT Pension                                                                    8.20%
C/o Bank of Tokyo Trust Company
Attn: Dennis Demetropoulos
1251 Avenue of the Americas
New York, NY 10020-1104


                         VALUE MOMENTUM FUND - CLASS A SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
The Chicago Trust Company                                                       6.45%
of Chicago
Omnibus Account
UA DTD 12/17/1999
P.O. Box 121589
San Diego, CA 92112-1589


                         VALUE MOMENTUM FUND - CLASS C SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
California Chamber of Commerce                                                  6.96%
P.O. Box 1736
Sacramento, CA  95812-1736

Elizabeth J. Petersen TTEE                                                      5.83%
Elizabeth Jane Petersen Trust
U/A 6/30/95 6626 Sunny Brae Dr.
San Diego, CA  92119-2959

Wexford Clearing Services Corp. FBO                                             13.98%
Mr. Roy Zeiger
Mrs. Mavis Zeiger Co.-Ttees.
U/A Dtd. 04/12/00
6432 Buckskin Lane
Roseville, CA  95747-8076

LPL Financial Services                                                          5.08%
9785 Towne Centre Drive
San Diego, CA  92121-1968

Wexford Clearing Services Corp. FBO                                             6.63%
Sutro & Co. Inc. C/F
Walter Schieron
Walter Schieron Sep. Dtd.
12/26/90
Camino, CA  95709


                         VALUE MOMENTUM FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                                     ---------------------------------
UBOC Retirement Plan                                                            %
350 California Street
San Francisco, CA 94104

UBOC 401(k) Plan                                                                %
350 California Street
San Francisco, CA 94104


         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Lane & Company                                                                  95.10%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                         VALUE MOMENTUM FUND - CLASS I SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Mellon Bank NA, Trustee for Dept.                                               69.08%
of Personnel Admin. of St. of CA
Attn:  Wally Adebayo
135 Santilli Hwy.
Everett, MA  02149-1906

Mellon Bank NA, Trustee for Dept. of                                            30.92%
Personnel Admin. of St. of CA 401K
Attn:  Wally Adebayo
135 Santilli Hwy.
Everett, MA  02149-1906


                         BOND FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                                     ---------------------------------
BTM U.S. Agency Retirement Plan                                                 %
1251 Avenue of the Americas
New York, NY 10020

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Lane & Company                                                                  88.25%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 120109
San Diego, CA 92112-0109

BOTT Pension                                                                    6.76%
c/o Bank of Tokyo-Mitsubishi Trust Company
Attn: Dennis Demetropoulos
1251 Avenue of the Americas FL 10
New York, NY 10020-1104


                    CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS A SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Charles Schwab & Co., Inc.                                                      27.43%
FBO Exclusive Customers

101 Montgomery St.
San Francisco, CA  94104-4122

Harry R and Edythe L. Silverglide TTEE                                          12.21%
Harry and Edythe Silverglide
C/o Mike Destro
16651 Lark Avenue, Suite 200
Los Gatos, CA 95032-7645


                    CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS B SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Sugi Morimoto TTEE                                                                      12.50%
The Morimoto Family Trust
U/A 3/20/81
4410 Celeste Street
Santa Ana, CA  92703-1611

Sutherland Family Trust                                                         5.73%
Robert Douglas Sutherland
U/A 06/07/1995
1676 Auburn Ravine Road
Auburn, CA  95603-3611

John J. McCullough                                                              15.32%
Eula J. McCullough
13861 Oakwood Glen Pl.
Valley Center, CA  92082-5813

Stephen W. Reeves TTEE.                                                         16.62%
William L. Reeves Trust B
U/A 4/20/72
P.O. Box 2966
Big Bear, CA  92314-2966

Rebecca Gold                                                                    10.81%
1912 Jasmine Street
El Cajon, CA  92021-3663

Tessa Siegel                                                                    6.16%
Wade Siegel
7344 Rindge Dr.

Playa Del Ray, CA  90293-8063


                  CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Lane & Company                                                                  100.00%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484


                         100% U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
National Financial Services LLC                                                 99.95%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908


                         100% U.S. TREASURY MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Union Bank of California                                                        95.62%
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602


                         100% U.S. TREASURY MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
National Financial Services LLC                                                 100.00%
for the Benefit of Our Customers
Church Street Station
P.O. Box 3752
New York, NY  10008-3752

                         CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
National Financial Services LLC                                                 99.66%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908


                        CALIFORNIA TAX-FREE MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Union Bank of California                                                        99.99%
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602


                         CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
National Financial Services LLC                                                 100.00%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752


                         DIVERSIFIED MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
National Financial Services LLC                                                 98.67%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

                         DIVERSIFIED MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Union Bank of California                                                        83.72%
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602

Lane & Company                                                                  15.02%
c/o Union Bank of California
Attn: Kathleen Heilman
PO Box 120109
San Diego, CA 92112-0109


                         DIVERSIFIED MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
National Financial Services LLC                                                 100.00%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752


                         U.S. GOVERNMENT MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
National Financial Services LLC                                                 96.28%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908


                         U.S. GOVERNMENT MONEY MARKET FUND - CLASS B SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Lakeside Business Center                                                        19.33%
Sole Proprietorship
Ronald E. Soderling
1400 N. Bristol Street Suite #150
Newport Beach, CA 97660-2957

Laguna Ridge Business Center                                                    12.89%
Sole Proprietorship
Ronald E. Soderling
1400 N. Bristol St. Suite 150
Newport Beach, CA 92650-2957

Park Laguna Hills                                                               12.89%
Sole Proprietorship
Ronald B. Soderling
1400 N. Bristol St. Suite 150
Newport Beach, CA 92660-2957

Union Bank of California Cust.                                                  11.57%
IRA of Alexandre S. Bragadeste
Rollover
3020 Fenelon Street
San Diego, CA  92106-2208

Wells Fargo Investments LLC                                                     5.69%
A/C 4120-8448
420 Montgomery Street
San Francisco, CA  94104-1298

Union Bank of California Cust.                                                  6.30%
IRA of Linda L. Hulsey
Rollover
2494 Sunrise
Bishop, CA  93514-3136

Miyoko Nishiya                                                                  5.96%
1876 W. 180th Street
Torrance, CA  90504-4439

Sachiko Kuwada                                                                  6.55%
2 Commodore Dr., #386
Emeryville, CA  94608-1642


                         U.S. GOVERNMENT MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF BENEFICIAL OWNERSHIP
         ----------------                                     ---------------------------------
Watkins Johnson Company                                                         97.26%
3333 Hillview Avenue

Palo Alto, CA  94304


         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
Union Bank of California                                                        %
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602

                           U.S. GOVERNMENT MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                                     PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                                     ---------------------------------
National Financial Services LLC                                                 100.00%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) (1) Declaration of Trust, dated March 10, 1987, is incorporated by reference to Exhibit (1)(a) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant's Registration Statement on Form N-1A.

          (2) Amendment to Declaration of Trust, dated April 13, 1987, is incorporated by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant's Registration Statement on Form N-1A.

          (3) Amendment to Declaration of Trust, dated July 13, 1987, is incorporated by reference to Exhibit (1)(c) of Pre- Effective Amendment No. 2 (filed July 24, 1987) to Registrant's Registration Statement on Form N-1A.

          (4) Amendment to Declaration of Trust, dated July 30, 1987, is incorporated by reference to Exhibit (1)(d) of Pre- Effective Amendment No. 3 (filed July 31, 1987) to Registrant's Registration Statement on Form N-1A.

          (5) Amendment to Declaration of Trust, dated October 18, 1996, is incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No. 18 (filed November 8, 1996) to Registrant's Registration Statement on Form N-1A.

          (6) Amendment to Declaration of Trust, dated December 4, 1996, is incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant's Registration Statement on Form N-1A.

     (b) (1) Amended and Restated Code of regulations, dated June 5, 1991, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 7 (filed September 30, 1991) to Registrant's Registration Statement on Form N-1A.

          (2) Amendment to Amended and Restated Code of Regulations, dated December 4, 1991, is incorporated by reference to Exhibit 2(b) of Post-Effective Amendment

               No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

     (c)       RIGHTS OF SHAREHOLDERS

               The following portions of Registrant's Declaration of Trust incorporated as Exhibit (a) hereto, define the rights of shareholders:

     5.1  SHARES IN THE SERIES OF THE TRUST.

          A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into full and fractional transferable Shares without par value. There is no numerical limitation on the number of Shares of a series that may be issued. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

               Subject to the respective voting rights, preferences, participating or other special rights and qualifications, restrictions, and limitations expressly provided for in this Declaration of Trust or the Code of Regulations with respect to Shares of each series of the Trust, the Trustees have the power to classify or reclassify Shares of any series of the Trust into one or more classes by setting or changing in any one or more respects, from time to time, the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to Shares of such class. All references in this Declaration of Trust to Shares of any series of the Trust shall include and refer to the Shares of any class thereof.

          B. Shares of each series of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

               (1) ASSETS BELONGING TO A SERIES. All consideration received by the Trust for the issue or sale of Shares of any series, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series shall be allocated by the Trustees to one or more series (such allocation to be conclusive and binding upon the Shareholders of all series for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series. Such assets belonging to a particular series shall irrevocably belong for all purposes to the Shares of the series, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series. Shareholders of any series shall have no right, title or interest in or to the assets belonging to any other series.

               (2) LIABILITIES BELONGING TO A SERIES. The assets belonging to any series of the Trust shall be charged with the direct liabilities in respect of such series and with all expenses, costs, charges, and reserves attributable to such series, and shall also be charged with the share of such series of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series in proportion to the relative net assets of the respective series, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series for all purposes; provided, however, that under no circumstances shall the assets allocated or belonging to any series of the Trust be charged with liabilities directly attributable to any other series. The liabilities so charged to a series are herein referred to as "liabilities belonging to" such series. All persons who may have extended credit to a particular series or who have contracts or claims with respect to a particular series shall look only to the assets of that particular series for payment of such contracts or claims.

               (3) LIQUIDATING DISTRIBUTIONS. In the event of the termination of the Trust or a particular series thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series shall be entitled to receive out of the assets of the Trust or belonging to the particular series, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series of the Trust, the assets belonging to such series; and the assets so distributable to the Shareholders of any series shall be distributed among such Shareholders in proportion to the number of Shares of such series held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series of the Trust available for distribution, such distribution shall be made to the Shareholders of all series subject to such termination and winding up in proportion to the relative net assets of the respective series determined as hereinafter provided and the number of Shares of such series held by them and recorded in their names on the books of the Trust.

               (4) DIVIDENDS AND DISTRIBUTIONS. Shares of each series shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series, provided, however, that dividends and distributions on Shares of a particular series shall be paid only out of the lawfully available "assets belonging to" such series as such term is defined in this Declaration of Trust.

     5.2 PURCHASE OF SHARES. The Trustees may accept investments in each series of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series of the Trust, at the net asset value per Share next computed after receipt of the investment.

     5.3 NET ASSET VALUE PER SHARE. The net asset value per Share of each series of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

     5.4 OWNERSHIP OF SHARES. The ownership of Shares shall be recorded separately with respect to each series on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such certificates, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series held by each Shareholder.

     5.5 PREEMPTIVE RIGHTS. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

     5.6 REDEMPTION OF SHARES. To the extent of the assets of the Trust legally available for such redemption, a Shareholder of any series of the Trust shall have the right, subject to the provisions of
          Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series out of assets belonging to such series at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any

          Shareholder with respect to any series of the Trust is less than the amount specified by resolution of the Trustees; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is less than such amount, and shall be allowed such period of time as specified by resolution of the Trustees to make additional purchases of Shares of the appropriate series so that the value of his account may be increased before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series thereof and of the Shareholders of the Trust or of such series in maintaining a constant net asset value per Share with respect to such series, redeem pro rata from each holder of record on such day, such number of full and fractional Shares of such series as may be necessary to reduce the aggregate number of outstanding Shares of such series in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series of the Trust may make payment in the assets belonging or allocable to such series, the value of which shall be determined as provided herein.

     5.7 SUSPENSION OF RIGHT OF REDEMPTION. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business of the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

     5.8 CONVERSION RIGHTS. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series shall have the right to convert or exchange said Shares for or into Shares of one or more other series in accordance with such requirements and procedures as may be established from time to time by the Trustees.

     8. SHAREHOLDER'S VOTING POWERS AND MEETINGS. Shareholders shall have such power to vote as is provided in, and may hold meetings and take actions pursuant to the provisions of this Declaration of Trust or the Code of Regulations.

     9.4 LIMITATION OF SHAREHOLDER LIABILITY. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time, personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

          "The names 'HighMark Funds' and 'Trustees of HighMark Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under this Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'The Merus Group' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

          The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein PROVIDED, HOWEVER, that a Shareholder of any series of the Trust shall be indemnified only from assets belonging to that series.

     9.5 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

     9.6 LIABILITIES OF A SERIES. Liabilities belonging to any series of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series, or in connection with the management thereof, shall be paid only from the assets belonging to that series.

     10.3 TERMINATION OF TRUST. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

          A. The Trustees, with the vote of a majority of the outstanding Shares of any series of the Trust, may sell and convey the assets belonging to such series to another I trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series then outstanding.

          B. The Trustees, with the vote of a majority, of the outstanding Shares of any series of the Trust, may sell and convert into money all the assets belonging to such series. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series, the Trustees shall distribute the remaining assets belonging to such series ratably among the holders of the outstanding Shares of the series.

          C. Without the vote of a majority of the outstanding Shares of any series of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series into a single series if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series affected thereby.

          D. After the effective date of the determination of the Trustees under paragraph A or B above,

               (1) The Trust shall carry on no business relating to the assets of such series except for the purpose of winding up the affairs of such series.

               (2) The Trustees shall proceed to wind up the affairs of such series and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series, to collect assets of such series, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series.

               Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series of the Trust. Such termination shall be effective upon filing with the State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series and the right, title and interest of all parties shall be cancelled and discharged with respect to such series. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

          10.8 AMENDMENT PROCEDURE.

               A.   Subject to the provisions of subsections B and C of this
               Section 10.8, this Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares (except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required) or by any larger vote as may be required by any provisions of applicable law.

               B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

               C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, but the Trustees shall not be liable for failing to do so.

               The following portions of Registrant's Code of Regulations incorporated as Exhibit (b) hereto, define the rights of shareholders:

               1.1 VOTING POWERS. The Shareholders shall have power to vote (a) for the election of Trustees as provided in Section 6.2 and
               Section 6.5 of the Declaration of Trust; (b) with respect to any amendment of the Declaration of Trust to the extent and as provided in Section 10.8 of the Declaration of Trust; (c) with respect to any restrictions, or amendments thereto, upon the investment of the assets of the Trust to the extent and as provided in Article V of these Regulations; (d) with respect to the approval of investment advisory agreements (as provided in Section 7.1 of the Declaration of Trust), and with respect to distribution agreements entered into on behalf of the Trust or one or more series thereof, to the extent required by the Investment Company Act of 1940; (e) with respect to matters relating to any termination of the Trust or to incorporation to the extent and as provided in Section 10.3 and Section 10.4, respectively, of the Declaration of Trust; (f) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Regulations, or by any requirements applicable to or agreement of the Trust, or as the Trustees may consider desirable; and (g) to the same extent as the stockholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series of the Trust in respect of which the Shareholder owns Shares. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. The authorization for a proxy to act may be obtained by written authorization or by telephone, facsimile or alternative transmission, provided that such telephone or facsimile transmission is performed in accordance with Telephonic and Facsimile Voting Procedures adopted by the Board of Trustees. On any matter submitted to a vote of the

               Shareholders, all Shares shall be voted in the aggregate and not by individual series, except (i) where required law, Shares shall be voted by individual series, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series, then only the Shareholders of such affected series shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, the Declaration of Trust, or these Regulations to be taken by Shareholders.

               1.2 MEETINGS. Meetings of Shareholders of the Trust may be called by the Trustees, and shall be called by the Trustees whenever required by law or upon the written request of holders of at least twenty percent of all the outstanding Shares entitled to vote.

               1.3 QUORUM AND REQUIRED VOTE. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority represented in person or by proxy of the outstanding Shares (without regard to individual series) entitled to vote with respect to a matter; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by law, to be taken by vote of the Shareholders of an individual series, a quorum shall consist of a majority of the outstanding Shares of such individual series entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series so affected; and PROVIDED, FURTHER, that any reasonable adjournments of such meeting until a quorum is obtained may be made by a vote of the Shares present in person or by proxy. A majority of the votes shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of the Declaration of Trust or these Regulations; PROVIDED, HOWEVER, that when any provision of law or of the Declaration of Trust or these Regulations requires the holders of Shares of any particular series to vote by series and not in the aggregate with respect to a matter, then a majority of the outstanding Shares of that series shall decide such matter insofar as that particular series shall be concerned. As used in these Regulations, the term "vote of a majority of the outstanding Shares" (the 67% or 50% requirement of the third sentence of Section 2(a)(42) of the Investment Company Act of

               1940) shall have the same meaning given such term in the Investment Company Act of 1940; PROVIDED, HOWEVER, that such term may be used herein with respect to Shares of the Trust as a whole, or with respect to Shares of a particular series of the Trust, as the context may require.

               1.4 NOTICE. Written notice, stating the place, day, and hour of each meeting of Shareholders and the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law. Any adjournments of a meeting of Shareholders may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

               1.5 SHAREHOLDERS' LIST. The officer or agent having charge of the transfer books for Shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

               1.6 RECORD DATE. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid. The Trustees may also fix a time (during which they may close the Share transfer books of the Trust) not more than fifty (50) days prior to the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid.

               1.7 SHAREHOLDER ACTION BY WRITTEN CONSENT. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Regulations) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

               3.1 FORM. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust. Notices to Trustees shall be oral or by telephone or telegram or in writing delivered personally or mailed to the trustees at their addresses appearing on the books of the Trust. Oral notice shall be deemed to be given when given directly to the person required to be notified and notice by mail shall be deemed to be given when deposited in the United States mail or with a telegraph office or courier service for transmission. Notices to Trustees need not state the purpose of a Regular or Special Meeting.

               3.2 WAIVER. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a wavier thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

          (d) (1) Investment Advisory Agreement between Registrant and HighMark Capital Management, Inc., dated as of

                    September 1, 1998 (the "Investment Advisory Agreement"), is incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

               (2) Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bank of Tokyo-Mitsubishi Trust Company, dated as of September 1, 1998 (the "BOTM Sub-Advisory Agreement") is incorporated by reference to
                    Exhibit 5(b) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

               (3) Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and AXA Asset Management Partenaires dated as of September 1, 1998 (the "AXA Sub-Advisory Agreement") is incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

               (4) Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Brandes Investment Partners, L.P. (the "Brandes Sub-Advisory Agreement") dated as of September 1, 1998 is incorporated by reference to Exhibit 5(d) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

               (e)  (1)  Distribution Agreement between the Registrant and SEI
                         Financial Services Company is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 20 (filed February 25, 1997) to Registrant's Registration Statement on Form N-1A.

                    (2) Form of Distribution and Service Agreement for Class B Shares between Registrant and SEI Investments Distribution Co. incorporated by reference to Exhibit
                         (6)(b) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

               (f)  None.

               (g)  (1) Custodian Agreement between Registrant and The Bank of
                        California, N.A., dated as of December 23, 1991, as amended as of September 15, 1992 (the "Custodian Agreement"), is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 8 (filed September 30,
                        1992) to Registrant's Registration Statement on
                        Form N-1A.

                    (2) Amended and Restated Schedule A to the Custodian Agreement is incorporated by reference to Exhibit
                         (8)(b) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                    (3) Form of Amended and Restated Schedule B to the Custodian Agreement is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                    (4) Form of Securities Lending and Reverse Repurchase Agreement Services Client Addendum to Custodian Agreement is incorporated by reference to Exhibit
                         (8)(d) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

               (h)  (1)  Administration Agreement between Registrant and SEI
                         Fund Resources incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 20 (filed February 25, 1997) to Registrant's Registration Statement on Form N-1A.

                    (2) Form of Sub-Administration Agreement between SEI Fund Resources and Union Bank of California, N.A. is incorporated by reference to Exhibit 9(e) of Post-Effective Amendment No. 19 (filed December 13,
                         1996) to Registrant's Registration Statement on Form N-1A.

                    (3) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit 9(c) of Post-Effective Amendment No. 20 (filed February 25,
                         1997) to Registrant's Registration Statement on Form N-1A.

                    (4) Form of Shareholder Service Provider Agreement for the Registrant is incorporated by reference to Exhibit 9(n) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant's Registration Statement on Form N-1A.

                    (5) Form of Shareholder Service Plan for the Registrant is incorporated by reference to Exhibit 9(q) of Post-Effective Amendment No. 19 (filed December 13,
                         1996) to Registrant's Registration Statement on Form N-1A.

                    (6) Form of Shareholder Service Plan for Class B for the Registrant is incorporated by reference to Exhibit
                         (9)(f) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                    (7) Shareholder Servicing Agreement between the California Department of Personnel, HighMark Capital Management, Inc. and Registrant with respect to the Class I Shares is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 28 (filed November 23,
                         1999) to Registrant's Registration Statement on Form N-1A.

               (i) Opinion and Consent of Counsel as to legality of shares being registered is filed herewith.

               (j)  Consent of Ropes & Gray is filed herewith.

               (k)  None.

               (l)  None.

               (m)  (1)  Restated Shareholder Services Plan with respect to the
                         Fiduciary Shares is incorporated by reference to
                         Exhibit 15(a) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

                    (2) Restated Distribution and Shareholder Services Plan with respect to the Class A Shares is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

                    (3) Form of Distribution and Shareholder Services Plan relating to the Class B Shares of the Income Funds and the Equity Funds is incorporated by reference to Exhibit (15)(f) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                    (4) Distribution Plan with respect to the Class C Shares is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 28 (filed September 20,
                         1999) to Registrant's Registration Statement on Form N-1A.

                    (5) Distribution Plan with respect to the Class S Shares is incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 28 (filed September 20,
                         1999) to Registrant's Registration Statement on Form N-1A.

               (n) Amended Multiple Class Plan for HighMark Funds adopted by the Board of Trustees on September 17, 1999 is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 28 (filed September 20, 1999) to Registrant's Registration Statement on Form N-1A.

               (p)  (1)  Code of Ethics of HighMark Funds dated as of June 21,
                         2000 is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 30 (filed September 22,
                         2000) to Registrant's Registration Statement on
                         Form N-1A.

                    (2) Code of Ethics of HighMark Capital Management, Inc. dated as of June 2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 30 (filed September 22, 2000) to Registrant's Registration Statement on Form N-1A.

                    (3) Code of Ethics of Brandes Investment Partners, L.P. dated as of April 1, 1997, as amended March 1, 2000, is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 30 (filed September 22,
                         2000) to Registrant's Registration Statement on Form N-1A.

                    (4) Code of Ethics of AXA Investment Managers GS Ltd. dated as of March 1, 2000 is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 30 (filed

                         September 22, 2000) to Registrant's Registration Statement on Form N-1A.

                    (5) Code of Ethics of SEI Investments Company dated as of April 2000 is incorporated by reference to Exhibit
                         (p)(5) of Post-Effective Amendment No. 30 (filed September 22, 2000) to Registrant's Registration Statement on Form N-1A.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION

          Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator, transfer agent, and fund accountant is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as
          Exhibit 6(a) hereto, Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit 8 hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as
          Exhibit 5 hereto, Section 5 of the Administration Agreement, filed or incorporated by reference as Exhibit 9(a) hereto, Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit 9 (c) hereto, and Section 7 of the Fund Accounting Agreement, filed or incorporated by reference as
          Exhibit 9(e) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          HighMark Capital Management, Inc. (the "Adviser") performs investment dvisory services for Registrant. The Adviser offers a wide range of investment management services to its clients in California, Oregon, and Washington and around the world. The Adviser is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by the Bank of Tokyo-Mitsubishi, Limited.

          To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser also hold positions with UnionBanCal Corporation, the Bank of Tokyo-Mitsubishi and/or the Bank of Tokyo-Mitsubishi's other subsidiaries.

          Listed below are the directors and certain principal executive officers of the Adviser, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


Position with                                                                                      Type of
the Adviser                     Name                     Principal Occupation                      Business
-------------                   ----                     --------------------                      --------

Director, Chairman of the       Peter Westerbeek III     Executive Vice President                  Banking
Board                                                    Community
                                                         Banking/Institutional Services Group
                                                         Union Bank of California
                                                         445 S. Figueroa Street
                                                         Los Angeles, CA  90071


Director, President and Chief   Clark R. Gates           President and CEO                         Investment
Executive Officer                                        HighMark Capital Management               Management


                                       20


Position with                                                                                      Type of
the Adviser                     Name                     Principal Occupation                      Business
-------------                   ----                     --------------------                      --------

                                                         475 Sansome Street
                                                         San Francisco, CA  94104


Director                        Susumu Hanada            Deputy Group Head                         Banking
                                                         Trust & Private Financial Services Group
                                                         Union Bank of California
                                                         475 Sansome Street
                                                         San Francisco, CA  94104


Director                        Tsutomu Nakagawa         Executive Vice President and Manager,     Banking
                                                         Office of the President
                                                         Union Bank of California
                                                         400 California Street
                                                         San Francisco, CA  94104


Director                        Richard C. Hartnack      Vice Chairman                             Banking
                                                         Union Bank of California
                                                         445 S. Figueroa Street
                                                         Los Angeles, CA  90071


Director                        Honoria F. Vivell        Executive Vice President                  Banking
                                                         Community Banking Group
                                                         Union Bank of California
                                                         445 S. Figueroa Street
                                                         Los Angeles, CA  90071


Senior Vice President of Sales  Jeffrey L. Boyle         Senior Vice President                     Banking
                                                         Community Banking Group
                                                         Union Bank of California
                                                         475 Sansome Street
                                                         San Francisco, CA  94111


Secretary                       John J. King             Vice President and Associate General      Banking
                                                           Counsel
                                                         Union Bank of California
                                                         400 California Street
                                                         San Francisco, CA  94104


Assistant Treasurer             David A. Anderson        Senior Vice President                     Banking
                                                         Administration & Support Group
                                                         Union Bank of California
                                                         400 California Street
                                                         San Francisco, CA  94104


Assistant Treasurer             Kristin Friedman         Vice President                            Banking
                                                         Administration & Support Group
                                                         Union Bank of California

                                       21

Position with                                                                                      Type of
the Adviser                     Name                     Principal Occupation                      Business
-------------                   ----                     --------------------                      --------

                                                         400 California Street
                                                         San Francisco, CA  94104


Compliance Officer and          Monica Poon              c/o HighMark Capital Management           Investment
Assistant Secretary                                      475 Sansome Street                        Management
                                                         San Francisco, CA  94111


Managing Director, Chief        Luke C. Mazur            c/o HighMark Capital Management           Investment
Investment Officer                                       475 Sansome Street                        Management
                                                         San Francisco, CA  94104


Managing Director, Mutual       R. Gregory Knopf         c/o HighMark Capital Management           Investment
Funds                                                    445 S. Figueroa Street                    Management
                                                         Los Angeles, CA  90071


Managing Director, Chief        Kevin A. Rogers          c/o HighMark Capital Management           Investment
Financial Officer                                        18300 Von Karman Avenue                   Management
                                                         Irvine, CA  92715


ITEM 27.  PRINCIPAL UNDERWRITER

          Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          Registrant's distributor, SEI Investments Distribution Co. acts as distributor for:

          SEI Daily Income Trust                               July 15, 1982
          SEI  Liquid Asset Trust                              November 29, 1982
          SEI Tax Exempt Trust                                 December 3, 1982
          SEI Index Funds                                      July 10, 1985
          SEI Institutional Managed Trust                      January 22, 1987
          SEI Institutional International Trust                August 10, 1988
          The Advisors' Inner Circle Fund                      November 14, 1991
          The Pillar Funds                                     February 28, 1992
          CUFUND                                               May 1, 1992
          STI Classic Funds                                    May 29, 1992
          First American Funds, Inc.                           November 1, 1992
          First American Investment Funds, Inc.                November 1, 1992
          The Arbor Fund                                       January 28, 1993
          The PBHG Funds, Inc.                                 July 16, 1993

                                       22

          The Achievement Funds Trust                          December 27, 1994
          Bishop Street Funds                                  January 27, 1995
          STI Classic Variable Trust                           August 18, 1995
          ARK Funds                                            November 1, 1995
          Huntington Funds                                     January 11, 1996
          SEI Asset Allocation Trust                           April 1, 1996
          TIP Funds                                            April 28, 1996
          SEI Institutional Investments Trust                  June 14, 1996
          First American Strategy Funds, Inc.                  October 1, 1996
          ARMADA Funds                                         March 8, 1997
          PBHG Insurance Series Fund, Inc.                     April 1, 1999
          The Expedition Funds                                 June 9, 1999
          Alpha Select Funds                                   January 1, 1998
          Oak Associates Funds                                 February 27, 1998
          The Nevis Funds, Inc.                                June 29, 1998
          CNI Charter Funds                                    April 1, 1999
          The Armada Advantage Funds                           May 1, 1999
          Amerindo Funds, Inc.                                 July 13, 1999
          Huntington VA Funds                                  October 15, 1999
          Friends Ivory Funds                                  December 16, 1999
          SEI Insurance Products Trust                         March 29, 2000
          Pitcairn Funds                                       August 1, 2000


          The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

          Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the principal business address of each director or officer is 1 Freedom Valley Drive, Oaks, PA 19456.

                                            Position and Office                         Positions and Offices
         NAME                               WITH UNDERWRITER                            WITH REGISTRANT
         ----                               -------------------                         ---------------------

         Alfred P. West, Jr.                Director, Chairman of the Board of Directors         --
         Richard B. Lieb                    Director, Executive Vice President                   --
         Carmen V. Romeo                    Director                                             --
         Mark J. Held                       President & Chief Operating Officer                  --
         Dennis J. McGonigle                Executive Vice President                             --
         Robert M. Silvestri                Chief Financial Officer & Treasurer                  --
         Todd Cipperman                     Senior Vice President & General Counsel     Vice President,
                                                                                          Assistant Secretary
         Leo J. Dolan, Jr.                  Senior Vice President                                --
         Carl A. Guarino                    Senior Vice President                                --
         Jack May                           Senior Vice President                                --
         Hartland J. McKeown                Senior Vice President                                --
         Kevin P. Robins                    Senior Vice President                                --
         Patrick K. Walsh                   Senior Vice President                                --
         Wayne M. Withrow                   Senior Vice President                                --
         Robert Aller                       Vice President                                       --
         John D. Anderson                   Vice President & Managing Director                   --
         Timothy D. Barto                   Vice President & Assistant Secretary        Vice President,
                                                                                          Assistant Secretary
         S. Courtney E. Collier             Vice President & Assistant Secretary                 --
         Robert Crudup                      Vice President & Managing Director                   --
         Richard A. Deak                    Vice President & Assistant Secretary                 --
         Scott W. Dellorfano                Vice President & Managing Director                   --
         Barbara Doyne                      Vice President                                       --
         Jeff Drennen                       Vice President                                       --
         Scott C. Fanatico                           Vice President & Managing Director                   --
         James R. Foggo                     Vice President & Assistant Secretary        Vice President,
                                                                                           Assistant Secretary
         Vic Galef                          Vice President & Managing Director                   --
         Steven A. Gardner                  Vice President & Managing Director                   --
         Lydia A. Gavalis                   Vice President & Assistant Secretary        Vice President &
                                                                                          Assistant Secretary
         Greg Gettinger                     Vice President & Assistant Secretary                 --
         Kathy Heilig                       Vice President                                       --
         Jeff Jacobs                        Vice President                                       --
         Samuel King                        Vice President                                       --
         John Kirk                          Vice President & Managing Director                   --
         Kim Kirk                           Vice President & Managing Director                   --
         John Krzeminski                    Vice President & Managing Director                   --
         Paul Lonergan                      Vice President & Managing Director                   --
         Ellen Marquis                      Vice President                                       --
         Christine M. McCullough            Vice President & Assistant Secretary        Vice President &
                                                                                          Assistant Secretary
         Carolyn McLaurin                   Vice President & Managing Director                   --
         Mark Nagle                         Vice President                              President & Chief
                                                                                          Executive Officer

                                       24

                                            Position and Office                         Positions and Offices
         NAME                               WITH UNDERWRITER                            WITH REGISTRANT
         ----                               -------------------                         ---------------------

         Joanne Nelson                      Vice President                                       --
         Cynthia M. Parrish                 Vice President & Secretary                           --
         Rob Redican                        Vice President                                       --
         Maria Rinehart                     Vice President                                       --
         Steve Smith                        Vice President                                       --
         Daniel Spaventa                    Vice President                                       --
         Kathryn L. Stanton                 Vice President                                       --
         Lori L. White                      Vice President & Assistant Secretary                 --


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          (1) HighMark Capital Management, Inc., 475 Sansome Street, San Francisco, CA 94104 (records relating to its function as investment adviser).

          (2)      Union Bank of California, N.A., 400 California Street,
                   San Francisco, CA 94104 (records relating to its functions as custodian, sub-administrator and sub-transfer agent).

          (3) SEI Investments Mutual Funds Services, Oaks, Pennsylvania 19456 (records relating to its functions as administrator).

          (4) SEI Investments Distribution Co. (formerly SEI Financial Services Company), Oaks, Pennsylvania 19456 (records relating to its function as distributor).

          (5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as transfer agent).

          (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

ITEM 29.  MANAGEMENT SERVICES

          None.

ITEM 30.  UNDERTAKINGS

          Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 31 to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 17th day of November, 2000.

                                               HighMark Funds

                                               By:      */S/ MARK E. NAGLE
                                                        Mark E. Nagle
                                                        President and
                                                        Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                   CAPACITY                   DATE

*/S/ MARK E. NAGLE                          President and                       November 17, 2000
 -----------------
Mark E. Nagle                               Chief Executive Officer

*/S/ROBERT DELLACROCE                       Comptroller and Chief               November 17, 2000
 --------------------
Robert DellaCroce                           Financial Officer

*/S/THOMAS L. BRAJE                         Trustee                             November 17, 2000
Thomas L. Braje

*/S/DAVID A. GOLDFARB                       Trustee                             November 17, 2000
David A. Goldfarb

*/S/JOSEPH C. JAEGER                        Trustee                             November 17, 2000
Joseph C. Jaeger

*/S/FREDERICK J. LONG                       Trustee                             November 17, 2000
Frederick J. Long

*/S/MICHAEL L. NOEL                         Trustee                             November 17, 2000
Michael L. Noel

*/S/ROBERT M. WHITLER                       Trustee                             November 17, 2000
Robert M. Whitler


*By:     *ALAN G. PRIEST
         Alan G. Priest
         Attorney-In-Fact, pursuant to powers
           of attorney filed herewith.

                                POWER OF ATTORNEY


     The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                                   TITLE                               DATE

/S/ MARK E. NAGLE                           President                           October 10, 1998
---------------------------------
Mark E. Nagle


                                POWER OF ATTORNEY


         The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                                   TITLE                               DATE

/s/ Robert J. Dellacroce                    Treasurer and                       October 10, 1998
------------------------------
Robert J. DellaCroce                        Chief Financial Officer


                                POWER OF ATTORNEY


         The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                                   TITLE                               DATE

/S/ THOMAS L. BRAJE                         Trustee
Thomas L. Braje

/S/ DAVID A. GOLDFARB                       Trustee
David A. Goldfarb

/S/ WILLIAM R. HOWELL                       Trustee
William R. Howell

/S/ JOSEPH C. JAEGER                        Trustee
Joseph C. Jaeger

/S/ FREDERICK J. LONG                       Trustee
Frederick J. Long

/S/ PAUL L. SMITH                           Trustee
Paul L. Smith


                                POWER OF ATTORNEY


         The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


SIGNATURE                                   TITLE                               DATE

/S/ MICHAEL L. NOEL                         Trustee                             September 9, 1999
---------------------------------
Michael L. Noel


                                POWER OF ATTORNEY


         The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



SIGNATURE                                   TITLE                               DATE

/S/ ROBERT M. WHITLER                       Trustee                             September 9, 1999
------------------------------
Robert M. Whitler


                                  Exhibit Index


EXHIBIT NO.                           DESCRIPTION                                                PAGE
----------                            -----------                                                ----

(i) Opinion and Consent of Counsel as to legality of shares being registered.

(j)              Consent of Ropes & Gray.

